Schedule of Investments (unaudited)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.0%
29Metals Ltd.	870,982	$1,031,239
Abacus Property Group	2,765,927	4,958,512
Accent Group Ltd.	1,474,910	1,395,692
Adbri Ltd.	2,529,823	2,550,539
AGL Energy Ltd.	3,487,205	15,193,010
Alkane Resources Ltd.(a)	2,149,037	940,304
Allkem Ltd.(a)	3,051,260	28,192,600
ALS Ltd.	2,479,172	18,135,193
Altium Ltd.	648,291	14,637,952
Alumina Ltd.	12,947,586	11,189,905
AMP Ltd.(a)	16,227,627	13,086,410
Ampol Ltd.	1,240,531	21,637,105
Ansell Ltd.	683,579	12,340,716
APA Group	6,133,467	41,292,882
APM Human Services International Ltd.	1,449,059	3,033,805
Appen Ltd.	620,808	1,005,776
ARB Corp. Ltd.	498,545	9,256,554
Arena REIT	1,858,344	4,680,155
Aristocrat Leisure Ltd.	3,157,394	74,943,714
ASX Ltd.	1,014,302	43,948,151
Atlas Arteria Ltd.	7,609,176	32,032,920
AUB Group Ltd.	387,495	5,127,163
Aurizon Holdings Ltd.	9,489,417	21,990,460
Aussie Broadband Ltd.(a)(b)	997,292	1,490,728
Austal Ltd.	2,091,717	3,330,310
Australia & New Zealand Banking Group Ltd.	15,680,777	256,909,745
Australian Agricultural Co. Ltd.(a)	2,483,949	2,781,830
Australian Clinical Labs Ltd.	579,802	1,254,925
Australian Ethical Investment Ltd.	447,348	1,323,093
Australian Strategic Materials Ltd.(a)(b)	364,548	470,086
AVZ Minerals Ltd.(a)(b)(c)	12,873,189	5,461,011
Bank of Queensland Ltd.	3,440,272	16,201,214
Bapcor Ltd.	2,073,541	8,768,266
Beach Energy Ltd.	9,260,440	9,469,360
Bega Cheese Ltd.	1,682,871	3,456,300
Bellevue Gold Ltd.(a)	5,221,639	2,464,906
Bendigo & Adelaide Bank Ltd.	2,905,400	16,771,745
Betmakers Technology Group Ltd.(a)(b)	3,833,095	672,804
BHP Group Ltd.	26,648,037	640,091,267
Blackmores Ltd.	91,239	3,965,288
BlueScope Steel Ltd.	2,503,015	25,205,297
Boral Ltd.(b)	2,019,704	3,721,452
Boss Energy Ltd. (a)(b)	1,732,999	2,909,753
BrainChip Holdings Ltd.(a)(b)	8,265,542	3,388,161
Brambles Ltd.	7,540,901	56,456,715
Breville Group Ltd.(b)	522,589	6,621,850
Brickworks Ltd.	367,683	5,205,906
BWP Trust	3,106,053	8,124,839
Calix Ltd.(a)(b)	668,004	1,738,962
Capricorn Metals Ltd.(a)	1,188,453	2,577,568
carsales.com Ltd.	1,811,915	23,471,222
Centuria Capital Group	2,316,175	2,495,842
Centuria Industrial REIT	2,862,820	5,563,463
Centuria Office REIT	927,374	893,335
Chalice Mining Ltd.(a)(b)	1,708,698	4,665,655
Challenger Ltd.	2,998,144	13,471,647
Champion Iron Ltd.	1,736,752	5,224,009
Charter Hall Group	2,648,133	21,981,734
Security	Shares	Value

Australia (continued)
Charter Hall Long Wale REIT	3,461,102	$9,650,642
Charter Hall Retail REIT	2,586,063	6,658,998
Charter Hall Social Infrastructure REIT	515,276	1,144,260
City Chic Collective Ltd.(a)(b)	1,154,800	960,610
Cleanaway Waste Management Ltd.	10,945,569	18,932,879
Clinuvel Pharmaceuticals Ltd.(b)	209,966	2,621,571
Cochlear Ltd.	344,406	43,995,664
Codan Ltd./Australia	564,812	1,399,171
Coles Group Ltd.	6,973,013	72,907,438
Collins Foods Ltd.(b)	395,163	2,372,672
Commonwealth Bank of Australia	8,972,493	601,576,444
Computershare Ltd.	2,832,391	45,850,857
Core Lithium Ltd.(a)	7,727,324	6,832,038
Corporate Travel Management Ltd.(b)	703,299	7,852,079
Costa Group Holdings Ltd.	2,404,014	3,911,870
Credit Corp. Group Ltd.	355,186	4,222,185
Cromwell Property Group	11,580,873	5,193,838
CSL Ltd.	2,538,223	454,381,014
CSR Ltd.	2,977,778	8,820,989
Data#3 Ltd.(b)	342,811	1,510,197
De Grey Mining Ltd.(a)(b)	6,508,552	4,402,954
Deterra Royalties Ltd.	2,287,263	6,001,649
Dexus	5,753,169	28,668,626
Dexus Industria REIT	297,841	504,721
DGL Group Ltd./Au(a)(b)	588,052	574,660
Dicker Data Ltd.	194,042	1,337,333
Domain Holdings Australia Ltd.	2,063,574	4,397,841
Domino’s Pizza Enterprises Ltd.	320,892	13,083,938
Downer EDI Ltd.	3,740,401	10,749,670
Eagers Automotive Ltd.	733,762	5,817,071
Eclipx Group Ltd.(a)	1,475,337	1,764,547
Elders Ltd.	900,440	7,507,241
EML Payments Ltd.(a)(b)	2,265,947	584,096
Endeavour Group Ltd./Australia	7,011,906	32,095,612
Evolution Mining Ltd.	9,531,201	12,643,611
EVT Ltd.(a)	576,659	5,505,493
Firefinch Ltd.(a)(b)(c)	5,815,203	573,949
Flight Centre Travel Group Ltd.(a)(b)	822,934	8,758,762
Fortescue Metals Group Ltd.	8,907,081	83,913,630
G8 Education Ltd.	4,244,888	2,620,315
Genworth Mortgage Insurance Australia Ltd.(b)	2,668,057	4,631,333
Glencore PLC	51,574,353	295,679,306
Gold Road Resources Ltd.	4,672,298	4,037,616
Goodman Group	8,863,813	96,444,531
Goulamina Holdings Pty Ltd.(a)	4,210,677	1,660,292
GPT Group (The)	10,081,834	27,861,809
GrainCorp Ltd., Class A	1,262,022	6,784,405
Grange Resources Ltd.(b)	2,693,344	1,068,617
Growthpoint Properties Australia Ltd.	518,154	1,103,053
GUD Holdings Ltd.	871,751	4,483,883
GWA Group Ltd.	1,577,333	2,047,832
Hansen Technologies Ltd.(b)	621,200	1,956,241
Harvey Norman Holdings Ltd.	3,461,913	9,209,689
Healius Ltd.	3,659,530	8,016,617
Home Consortium Ltd.	815,446	2,493,012
HomeCo Daily Needs REIT	7,738,597	6,332,264
HUB24 Ltd.(b)	394,650	6,399,027
IDP Education Ltd.	1,083,320	20,438,770
IGO Ltd.	3,587,262	35,083,225
Iluka Resources Ltd.	2,203,492	12,208,513

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Imdex Ltd.	679,114	$886,462
Imugene Ltd.(a)	26,476,381	2,951,709
Incitec Pivot Ltd.	10,104,383	24,300,538
Ingenia Communities Group	1,828,055	4,587,295
Inghams Group Ltd.	1,895,128	3,065,986
Insignia Financial Ltd.	3,129,116	6,307,986
Insurance Australia Group Ltd.	12,815,373	40,226,633
Integral Diagnostics Ltd.	554,400	932,320
InvoCare Ltd.	732,686	4,791,456
ionner Ltd.(a)	7,216,557	2,557,548
IPH Ltd.	1,373,292	8,733,870
IRESS Ltd.	1,076,558	6,987,629
JB Hi-Fi Ltd.	604,071	16,558,762
Jervois Global Ltd.(a)	6,761,304	2,120,305
Johns Lyng Group Ltd.	848,465	3,527,821
Judo Capital Holdings Ltd.(a)(b)	2,940,610	2,194,675
Jumbo Interactive Ltd.	186,201	1,621,229
Karoon Energy Ltd.(a)	1,885,722	2,564,218
Kelsian Group Ltd.	611,363	1,829,634
Kogan.com Ltd.(a)(b)	459,437	963,709
Lake Resources NL(a)(b)	6,300,834	4,249,369
Lendlease Corp. Ltd.	3,561,113	19,802,493
Lifestyle Communities Ltd.	298,843	3,354,762
Link Administration Holdings Ltd.	2,902,106	6,346,627
Liontown Resources Ltd.(a)(b)	8,714,468	10,492,407
Lottery Corp. Ltd. (The)(a)	11,628,147	31,900,286
Lovisa Holdings Ltd.	264,557	4,118,761
Lynas Rare Earths Ltd.(a)	4,763,454	25,407,253
MA Financial Group Ltd.(b)	217,082	615,581
Maas Group Holdings Ltd.(b)	189,519	275,937
Macquarie Group Ltd.	1,917,195	207,982,676
Magellan Financial Group Ltd.(b)	742,930	4,710,779
Mayne Pharma Group Ltd.(a)	4,444,229	767,733
McMillan Shakespeare Ltd.	509,296	4,267,952
Medibank Pvt Ltd.	14,454,923	26,028,514
Megaport Ltd.(a)(b)	868,828	3,370,158
Mesoblast Ltd.(a)(b)	3,635,411	2,125,226
Metcash Ltd.	5,377,720	14,117,210
Mincor Resources NL(a)(b)	1,878,608	1,613,274
Mineral Resources Ltd.	892,376	41,836,172
Mirvac Group.	20,435,918	27,076,881
Monadelphous Group Ltd.	585,447	5,118,102
Mount Gibson Iron Ltd.(a)(b)	3,130,242	751,642
Nanosonics Ltd.(a)(b)	1,433,826	3,758,481
National Australia Bank Ltd.	16,860,482	350,226,643
National Storage REIT	6,472,778	10,831,111
Nearmap Ltd.(a)	2,454,590	3,227,076
Neometals Ltd.(a)(b)	2,397,296	1,695,572
Netwealth Group Ltd.	616,291	4,786,050
New Hope Corp. Ltd.(b)	2,793,009	10,146,071
Newcrest Mining Ltd.	4,633,982	51,322,629
NEXTDC Ltd.(a)	2,445,103	12,974,138
nib holdings Ltd.	2,413,117	10,325,840
Nick Scali Ltd.(b)	346,107	2,229,007
Nickel Mines Ltd.	6,210,359	2,902,459
Nine Entertainment Co. Holdings Ltd.	8,633,730	11,401,850
Northern Star Resources Ltd.	6,170,739	34,439,501
Novonix Ltd.(a)(b)	1,671,612	2,854,241
NRW Holdings Ltd.	2,232,582	3,643,278
Nufarm Ltd./Australia	1,805,414	6,434,272
Security	Shares	Value

Australia (continued)
Objective Corp. Ltd.	7,526	$71,432
Omni Bridgeway Ltd.(a)	1,270,816	3,658,652
oOh!media Ltd.(b)	2,910,765	2,354,393
Orica Ltd.	2,355,608	20,953,691
Origin Energy Ltd.	9,105,782	32,531,107
Orora Ltd.	4,930,801	9,568,351
OZ Minerals Ltd.	1,801,377	27,892,567
Pact Group Holdings Ltd.	1,495,901	1,372,334
Paladin Energy Ltd.(a)(b)	14,052,776	7,608,044
Pendal Group Ltd.	1,793,079	5,632,160
Perenti Global Ltd.(a)	3,065,720	1,878,785
Perpetual Ltd.(b)	293,486	4,676,754
Perseus Mining Ltd.	6,730,085	7,838,528
PEXA Group Ltd.(a)(b)	314,788	3,110,410
Pilbara Minerals Ltd.(a)	12,710,769	41,313,148
Pinnacle Investment Management Group Ltd.	612,716	3,184,418
Platinum Asset Management Ltd.	2,822,518	3,231,338
PointsBet Holdings Ltd.(a)(b)	1,082,025	1,408,331
PolyNovo Ltd.(a)(b)	3,607,621	4,595,947
Premier Investments Ltd.	591,719	9,476,040
Pro Medicus Ltd.(b)	270,907	9,651,709
PWR Holdings Ltd.(b)	402,250	2,583,998
Qantas Airways Ltd.(a)	4,827,540	18,039,388
QBE Insurance Group Ltd.	7,752,156	60,737,838
Qube Holdings Ltd.	8,653,951	15,066,130
Ramelius Resources Ltd.	4,640,809	2,178,111
Ramsay Health Care Ltd.	962,338	36,096,475
REA Group Ltd.	276,843	21,456,955
Red 5 Ltd.(a)	12,647,110	1,289,186
Reece Ltd.	1,180,974	11,726,918
Regis Resources Ltd.	4,242,871	4,136,867
Reliance Worldwide Corp. Ltd.	4,531,830	9,311,083
Rio Tinto Ltd.	1,958,194	111,126,715
Rio Tinto PLC	5,898,584	308,269,559
Rural Funds Group	638,892	1,042,352
Sandfire Resources Ltd.	2,235,515	4,978,674
Santos Ltd.	16,850,324	82,257,493
Sayona Mining Ltd.(a)(b)	34,730,432	5,216,890
Scentre Group	27,083,317	50,402,613
SEEK Ltd.	1,786,823	24,597,163
Select Harvests Ltd.(b)	371,223	1,259,509
Seven Group Holdings Ltd.(b)	985,523	11,556,654
Seven West Media Ltd.(a)(b)	4,933,986	1,478,395
SG Fleet Group Ltd.	2,804	3,604
Shopping Centres Australasia Property Group	6,319,222	11,006,292
Sigma Healthcare Ltd.	1,603,120	649,633
Silver Lake Resources Ltd.(a)	5,461,077	3,867,287
Sims Ltd.	968,248	7,570,096
SiteMinder Ltd.(a)(b)	1,124,467	2,231,428
SmartGroup Corp. Ltd.	522,670	1,647,872
Sonic Healthcare Ltd.	2,406,579	50,382,897
South32 Ltd.	24,677,947	56,617,819
Southern Cross Media Group Ltd.(b)	1,604,306	990,656
St. Barbara Ltd.(a)	4,448,828	1,448,372
Star Entertainment Grp Ltd. (The)(a)	4,672,516	8,789,607
Steadfast Group Ltd.	5,177,595	16,774,089
Stockland	12,607,770	29,049,545
Suncorp Group Ltd.	6,544,861	47,875,722
Super Retail Group Ltd.	896,293	5,893,312
Syrah Resources Ltd.(a)	3,314,225	5,062,545

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Tabcorp Holdings Ltd.	11,570,241	$7,143,242
Tassal Group Ltd.	665,075	2,208,421
Technology One Ltd.	1,611,621	12,398,211
Telix Pharmaceuticals Ltd.(a)	1,193,171	5,289,163
Telstra Group Ltd., NVS	21,009,172	52,678,985
Temple & Webster Group Ltd.(a)(b)	546,899	1,946,831
Transurban Group	16,170,811	137,176,116
Treasury Wine Estates Ltd.	3,729,142	30,902,551
Tyro Payments Ltd.(a)(b)	2,340,404	2,284,785
United Malt Grp Ltd.	1,370,570	2,726,943
Ventia Services Group Pty Ltd.(b)	1,376,064	2,434,218
Vicinity Ltd.	20,217,608	25,204,546
Viva Energy Group Ltd.(d)	5,057,861	9,181,204
Vulcan Energy Resources Ltd.(a)(b)	451,969	2,195,035
Washington H Soul Pattinson & Co. Ltd.	1,178,417	21,089,015
Waypoint REIT Ltd.	3,768,311	6,579,438
Webjet Ltd.(a)(b)	2,051,799	6,928,891
Wesfarmers Ltd.	5,952,688	172,741,187
West African Resources Ltd.(a)(b)	5,282,588	3,497,796
Westgold Resources Ltd.(a)	2,429,736	1,134,844
Westpac Banking Corp.	18,428,815	284,558,607
Whitehaven Coal Ltd.	4,801,515	27,891,017
WiseTech Global Ltd.	774,729	28,651,800
Woodside Energy Group Ltd.	9,983,843	230,810,954
Woolworths Group Ltd.	6,391,391	134,971,977
Worley Ltd.	1,694,725	15,479,808
Zip Co. Ltd.(a)(b)	3,197,829	1,242,319
		7,204,705,799
Austria — 0.3%
ams-OSRAM AG(a)	1,434,335	8,118,837
ANDRITZ AG	348,523	16,198,137
AT&S Austria Technologie & Systemtechnik AG	141,391	4,366,852
BAWAG Group AG(d)	443,711	21,420,503
CA Immobilien Anlagen AG	286,195	9,039,279
DO & CO AG(a)(b)	37,278	2,930,010
Erste Group Bank AG	1,798,656	44,327,754
EVN AG	192,562	3,203,522
IMMOFINANZ AG(a)(b)	193,408	2,280,331
Kontron AG(b)	301,191	4,359,275
Lenzing AG(b)	81,740	3,910,773
Oesterreichische Post AG(b)	191,227	5,441,011
OMV AG	783,160	36,059,301
Palfinger AG	9,539	220,418
Porr AG	10,364	106,929
Raiffeisen Bank International AG	789,847	10,984,574
S IMMO AG(b)	297,952	6,699,229
Schoeller-Bleckmann Oilfield Equipment AG	29,948	1,647,426
Semperit AG Holding(b)	67,318	1,331,065
Strabag SE	80,318	3,083,689
Telekom Austria AG	885,872	5,149,512
UNIQA Insurance Group AG(b)	781,601	5,065,433
Verbund AG	358,935	28,117,118
Vienna Insurance Group AG Wiener
Versicherung Gruppe	239,318	5,352,553
voestalpine AG	604,962	13,133,895
Wienerberger AG	613,149	14,015,859
		256,563,285
Belgium — 0.9%
Ackermans & van Haaren NV	115,347	16,070,307
Security	Shares	Value

Belgium (continued)
Aedifica SA	189,346	$14,440,045
Ageas SA/NV	839,161	29,050,226
AGFA-Gevaert NV(a)	1,091,728	3,300,649
Anheuser-Busch InBev SA/NV	4,586,398	229,413,401
Barco NV	402,042	8,680,192
Bekaert SA	232,336	6,474,610
bpost SA(b)	522,010	2,580,341
Cofinimmo SA	160,254	13,290,736
Deme Group NV(a)	43,261	4,819,713
D’ieteren Group	145,706	24,249,564
Econocom Group SA/NV	77,987	211,952
Elia Group SA/NV	182,698	23,098,924
Etablissements Franz Colruyt NV	291,836	7,034,447
Euronav NV	941,082	16,406,620
Fagron	443,368	5,519,536
Galapagos NV(a)	241,834	11,030,072
Gimv NV	155,342	6,632,134
Groupe Bruxelles Lambert NV	525,121	38,715,269
Immobel SA	2,645	108,293
Intervest Offices & Warehouses NV	19,276	418,136
Ion Beam Applications(b)	128,465	1,792,612
KBC Ancora	254,845	9,059,179
KBC Group NV	1,305,551	65,428,646
Kinepolis Group NV(a)(b)	93,790	3,535,582
Melexis NV	119,265	8,202,594
Mithra Pharmaceuticals SA(a)(b)	86,543	557,723
Montea NV	52,127	3,555,661
Ontex Group NV(a)(b)	379,015	2,235,423
Orange Belgium SA(a)	139,048	2,353,502
Proximus SADP	811,547	8,508,035
Recticel SA(b)	113,277	1,565,383
Retail Estates NV	15,455	910,040
Shurgard Self Storage SA	34,267	1,492,017
Sofina SA	81,748	15,940,760
Solvay SA	388,199	35,031,407
Telenet Group Holding NV	232,039	3,537,722
Tessenderlo Group SA(a)	193,871	5,876,217
UCB SA	668,748	50,402,053
Umicore SA	1,094,936	36,095,557
VGP NV	54,655	4,144,179
Warehouses De Pauw CVA	850,535	21,829,763
X-Fab Silicon Foundries SE(a)(b)(d)	169,828	879,198
Xior Student Housing NV	127,832	3,590,478
		748,068,898
Brazil — 0.1%
Yara International ASA	875,343	39,067,798

China — 0.0%
E-Commodities Holdings Ltd.(b)	6,706,000	888,139
United Energy Group Ltd.(b)	40,810,000	3,948,125
		4,836,264
Cyprus — 0.0%
Atalaya Mining PLC	576,372	1,824,313

Denmark — 2.6%
ALK-Abello AS(a)	807,351	13,348,634
Alm Brand A/S	4,984,701	6,812,194
Ambu A/S, Class B(b)	883,586	9,881,893
AP Moller - Maersk A/S, Class A	15,940	31,890,910
AP Moller - Maersk A/S, Class B, NVS	26,354	55,058,015

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Bavarian Nordic A/S(a)(b)	395,513	$12,585,329
Better Collective A/S(a)(b)	157,675	2,049,816
Carlsberg AS, Class B	505,393	59,507,800
cBrain A/S	51,860	1,134,543
Chemometec A/S	86,248	8,129,785
Chr Hansen Holding A/S	549,105	30,497,856
Coloplast A/S, Class B	623,513	69,503,095
D/S Norden A/S	171,145	8,857,614
Danske Bank A/S	3,564,119	57,492,747
Demant A/S(a)	482,641	13,179,600
Dfds A/S	203,783	6,184,199
DSV A/S	986,060	133,244,550
FLSmidth & Co. A/S	269,579	6,230,859
Genmab A/S(a)	343,983	132,504,847
GN Store Nord A/S(b)	686,422	14,587,373
H Lundbeck AS	1,469,756	5,499,366
H Lundbeck AS, Class A(a)	367,453	1,248,530
ISS A/S(a)	810,404	14,883,092
Jyske Bank A/S, Registered(a)	282,849	15,265,121
Matas A/S	288,232	2,758,675
Netcompany Group A/S(a)(d)	209,843	7,194,366
Nilfisk Holding A/S(a)	91,566	1,703,486
NKT A/S(a)	229,926	11,474,959
Novo Nordisk A/S, Class B	8,708,047	946,836,832
Novozymes A/S, Class B	1,062,830	55,788,538
NTG Nordic Transport Group A/S, Class A(a)	32,262	1,046,461
Orsted AS(d)	991,945	81,841,168
Pandora A/S	480,461	25,273,922
Per Aarsleff Holding A/S	133,044	3,717,102
Ringkjoebing Landbobank A/S	176,342	19,179,427
Rockwool A/S, Class B	45,357	9,033,028
Royal Unibrew A/S	272,338	15,557,088
Scandinavian Tobacco Group A/S, Class A(d)	375,061	6,282,520
Schouw & Co. A/S	77,599	4,923,280
SimCorp A/S	225,398	13,458,664
Solar A/S, Class B	4,464	336,646
Spar Nord Bank A/S	553,053	6,696,222
Sydbank AS	366,661	11,164,955
Topdanmark AS	231,242	10,672,537
Tryg A/S	1,891,128	40,903,650
Vestas Wind Systems A/S	5,279,329	104,074,920
Zealand Pharma A/S(a)(b)	230,639	5,940,164
		2,095,436,378
Finland — 1.3%
Aktia Bank OYJ	56,540	562,109
Anora Group OYJ	21,405	148,437
Cargotec OYJ, Class B	232,942	8,760,863
Caverion OYJ	533,702	2,371,800
Citycon OYJ	549,701	3,424,780
Elisa OYJ	750,566	36,272,079
Finnair OYJ(a)(b)	3,879,257	1,642,588
Fortum OYJ	2,342,498	32,968,972
F-Secure OYJ(a)	54,455	153,911
Harvia OYJ	89,711	1,272,691
Huhtamaki OYJ	519,638	18,675,460
Kamux Corp.	169,339	819,003
Kemira OYJ	642,964	8,489,938
Kempower OYJ(a)	87,782	1,772,847
Kesko OYJ, Class B	1,428,566	27,800,828
Kojamo OYJ	711,072	9,254,325
Security	Shares	Value

Finland (continued)
Kone OYJ, Class B	1,801,733	$73,773,375
Konecranes OYJ	367,906	9,256,675
Marimekko OYJ	31,341	282,988
Metsa Board OYJ, Class B	1,108,618	8,339,493
Metso Outotec OYJ	3,492,688	26,506,330
Musti Group OYJ(b)	81,714	1,535,164
Neste OYJ	2,228,230	97,659,882
Nokia OYJ	28,485,369	126,586,498
Nokian Renkaat OYJ	703,982	7,938,678
Nordea Bank Abp	17,848,120	170,494,467
Oriola OYJ, Class B	763,394	1,385,122
Orion OYJ, Class B	553,456	25,469,051
Outokumpu OYJ	1,989,362	7,984,040
Puuilo OYJ(b)	69,891	352,257
QT Group OYJ(a)(b)	89,324	3,815,055
Remedy Entertainment OYJ(b)	40,899	767,343
Revenio Group OYJ	112,830	4,196,591
Rovio Entertainment OYJ(b)(d)	85,044	484,740
Sampo OYJ, Class A	2,525,523	115,486,447
Sanoma OYJ	446,691	5,229,159
Spinnova OYJ(a)(b)	7,356	28,684
Stora Enso OYJ, Class R	2,878,678	37,534,526
Talenom OYJ(b)	159,542	1,419,006
TietoEVRY OYJ	458,260	10,924,560
Tokmanni Group Corp.	181,510	2,194,661
UPM-Kymmene OYJ	2,818,039	94,735,267
Uponor OYJ	357,133	4,743,595
Valmet OYJ	867,719	19,734,734
Wartsila OYJ Abp	2,437,896	16,619,802
WithSecure OYJ(a)	108,235	174,992
YIT OYJ(b)	1,009,915	2,532,539
		1,032,576,352
France — 10.3%
AB Science SA(a)(b)	132,266	1,195,007
ABC arbitrage(b)	498,501	3,221,888
Accor SA(a)	889,071	21,303,429
Aeroports de Paris(a)	155,189	20,986,308
Air France-KLM(a)(b)	6,430,202	8,455,141
Air Liquide SA	2,744,259	358,986,633
Airbus SE	3,100,743	335,511,899
ALD SA(b)(d)	592,935	6,326,067
Alstom SA(b)	1,658,788	34,139,888
Altarea SCA	18,381	2,448,566
Alten SA	167,524	19,571,864
Amundi SA(d)	316,506	14,932,721
Antin Infrastructure Partners SA(b)	181,505	3,949,777
APERAM SA	268,400	7,008,284
ArcelorMittal SA	2,759,449	61,683,746
Arkema SA	307,277	24,317,295
Atos SE(a)(b)	525,881	5,131,711
Aubay	2,258	98,826
AXA SA	9,865,608	243,629,985
Believe SA(a)(b)	20,491	187,714
Beneteau SA	65,860	729,879
BioMerieux	218,497	19,332,287
BNP Paribas SA	5,810,593	272,481,244
Boiron SA	46,897	2,141,183
Bollore SE	4,742,045	23,717,526
Bonduelle SCA	112,176	1,303,483
Bouygues SA(b)	1,190,796	33,974,775

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Bureau Veritas SA	1,538,872	$38,072,098
Capgemini SE	859,243	140,821,938
Carmila SA	295,328	4,131,752
Carrefour SA	3,127,311	50,335,472
Casino Guichard Perrachon SA(a)(b)	246,051	2,366,619
CGG SA(a)	4,132,902	3,510,808
Chargeurs SA	77,974	1,030,684
Cie. de Saint-Gobain	2,598,587	106,232,653
Cie. des Alpes(a)	10,213	125,884
Cie. Generale des Etablissements Michelin SCA	3,571,286	91,010,826
Cie. Plastic Omnium SA	364,224	5,103,497
Coface SA(a)	632,537	7,041,497
Covivio	246,509	13,198,473
Credit Agricole SA	6,221,332	56,450,240
Danone SA	3,358,785	166,929,895
Dassault Aviation SA	134,938	20,040,764
Dassault Systemes SE	3,486,085	116,849,274
Derichebourg SA	680,378	2,970,992
Edenred	1,306,339	66,970,991
Eiffage SA(b)	429,817	38,864,814
Electricite de France SA(b)	2,924,423	34,537,289
Elior Group SA(a)(b)(d)	690,897	1,533,636
Elis SA	1,015,098	11,624,806
Engie SA	9,573,506	124,391,934
Equasens	23,672	1,662,323
Eramet SA	52,401	3,432,871
Esker SA	18,613	2,442,201
EssilorLuxottica SA	1,510,832	238,905,070
Etablissements Maurel et Prom SA	312,281	1,403,641
Eurazeo SE	250,441	14,291,522
Euroapi SA(a)(b)	256,264	4,484,352
Eurofins Scientific SE	708,313	45,342,502
Eutelsat Communications SA(b)	864,922	8,682,214
Faurecia SE(a)	827,450	12,353,044
Fnac Darty SA	103,228	3,189,055
Gaztransport Et Technigaz SA	150,560	17,515,926
Gecina SA	238,613	21,273,313
Getlink SE	2,298,277	36,369,052
Hermes International	166,738	215,823,175
ICADE	175,643	6,533,722
ID Logistics Group(a)	2,385	640,760
Imerys SA	203,495	8,329,396
Interparfums SA	39,069	1,883,486
Ipsen SA	197,595	20,306,402
IPSOS	233,015	11,279,601
JCDecaux SE(a)	328,106	4,142,449
Kaufman & Broad SA(b)	54,850	1,332,780
Kering SA	394,043	180,456,271
Klepierre SA	1,110,747	22,324,073
Korian SA	405,333	3,829,926
La Francaise des Jeux SAEM(d)	543,889	17,724,561
Legrand SA	1,398,770	106,592,727
LISI(b)	113,966	2,250,642
LNA Sante SA	3,464	100,987
L’Oreal SA	1,268,967	398,460,935
LVMH Moet Hennessy Louis Vuitton SE	1,466,854	925,576,926
Maisons du Monde SA(b)(d)	211,700	2,075,155
McPhy Energy SA(a)(b)	113,984	1,293,044
Mercialys SA	416,169	3,603,731
Mersen SA	131,688	4,260,758
Security	Shares	Value

France (continued)
Metropole Television SA	213,658	$2,209,763
Neoen SA(d)	263,634	9,195,587
Nexans SA	160,206	14,959,808
Nexity SA	246,566	4,938,781
Orange SA	10,423,553	99,314,697
Orpea SA(a)(b)	296,228	2,402,379
Pernod Ricard SA	1,099,277	192,935,395
Peugeot Invest(b)	35,388	2,915,277
Publicis Groupe SA	1,176,573	65,893,234
Quadient SA	221,832	3,121,014
Remy Cointreau SA	120,325	18,402,249
Renault SA(a)	995,498	30,650,590
Rexel SA	1,289,378	23,009,329
Rubis SCA	469,847	10,669,912
Safran SA	1,797,138	200,147,054
Sanofi	5,995,740	515,980,163
Sartorius Stedim Biotech	144,889	45,978,906
Schneider Electric SE	2,853,934	360,897,950
SCOR SE	791,993	11,910,091
SEB SA	130,734	8,510,987
SES SA	1,966,095	13,945,407
SES-Imagotag SA(a)	6,889	781,795
SMCP SA(a)(d)	150,664	947,064
Societe BIC SA	132,731	7,619,571
Societe Generale SA	4,143,710	95,044,358
Sodexo SA	463,930	41,095,986
SOITEC(a)	144,584	18,513,199
Solutions 30 SE(a)(b)	504,866	973,064
Somfy SA	38,535	4,104,871
Sopra Steria Group SACA	88,763	11,748,886
SPIE SA	665,405	15,566,178
Technicolor Creative Studios SA(a)	1,032,630	1,609,323
Technicolor SA(a)	1,032,630	768,497
Teleperformance	308,914	82,767,276
Television Francaise 1	378,775	2,404,488
Thales SA	556,603	70,788,713
TotalEnergies SE	13,038,488	711,293,208
Trigano SA	59,641	6,104,690
Ubisoft Entertainment SA(a)	489,151	13,420,298
Unibail-Rodamco-Westfield(a)(b)	623,179	29,451,174
Valeo	1,073,906	17,690,425
Vallourec SA(a)	474,750	5,051,193
Valneva SE(a)(b)	587,180	3,971,273
Veolia Environnement SA	3,472,500	77,492,347
Verallia SA(d)	386,728	10,957,897
Vicat SA(b)	84,978	1,947,971
Vinci SA	2,810,221	258,644,160
Virbac SA	28,344	6,945,653
Vivendi SE	3,778,981	30,930,860
Voltalia SA(a)(b)	148,398	2,826,185
Waga Energy SA(a)(b)	26,019	761,113
Wavestone	42,301	1,822,619
Wendel SE	135,871	10,638,958
Worldline SA/France(a)(d)	1,257,137	54,869,573
		8,218,623,994
Germany — 6.8%
1&1 AG	234,391	3,087,820
Aareal Bank AG(a)	323,051	10,216,162
About You Holding SE(a)(b)	107,590	525,345
Adesso SE	16,768	1,660,144

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
adidas AG	915,402	$89,357,023
ADLER Group SA(a)(b)(d)	396,225	587,500
AIXTRON SE	634,875	15,601,181
Allianz SE, Registered	2,152,724	387,284,576
Amadeus Fire AG	18,682	1,885,516
Aroundtown SA(b)	5,365,961	10,636,645
Atoss Software AG	5,603	682,186
AURELIUS Equity Opportunities SE & Co. KGaA(b)	110,624	2,339,044
Aurubis AG	173,157	10,926,251
Auto1 Group SE(a)(b)(d)	452,564	3,043,713
BASF SE	4,855,157	217,853,988
Basler AG(b)	16,078	436,432
Bayer AG, Registered	5,162,477	271,448,345
Bayerische Motoren Werke AG	1,746,733	137,104,329
BayWa AG	82,158	3,707,273
Bechtle AG	426,611	14,737,935
Beiersdorf AG	530,510	50,926,402
Bertrandt AG	40,274	1,199,408
Bike24 Holding AG(a)(b)	12,977	37,643
Bilfinger SE(b)	192,026	5,341,946
Borussia Dortmund GmbH & Co. KGaA(a)(b)	540,010	1,996,360
Brenntag SE	803,350	48,744,296
CANCOM SE	223,832	5,531,313
Carl Zeiss Meditec AG, Bearer	212,861	25,765,366
Ceconomy AG(b)	727,370	1,183,727
Cewe Stiftung & Co. KGaA	47,877	3,750,286
Commerzbank AG(a)	5,555,019	44,382,932
CompuGroup Medical SE & Co. KgaA	141,909	4,483,479
Continental AG	572,879	29,672,647
Covestro AG(d)	1,004,412	34,095,781
CropEnergies AG	83,530	1,331,212
CTS Eventim AG & Co. KGaA(a)	321,548	15,349,575
Daimler Truck Holding AG(a)	2,404,852	64,143,598
Datagroup SE	2,288	124,587
Delivery Hero SE(a)(d)	861,018	28,335,145
Dermapharm Holding SE	95,348	3,625,166
Deutsche Bank AG, Registered	10,834,631	103,272,914
Deutsche Beteiligungs AG	145,792	3,694,585
Deutsche Boerse AG	998,874	162,436,528
Deutsche Lufthansa AG, Registered(a)	3,097,303	21,176,273
Deutsche Pfandbriefbank AG(d)	819,655	6,104,894
Deutsche Post AG, Registered	5,237,911	185,159,028
Deutsche Telekom AG, Registered	17,028,748	321,425,886
Deutz AG	799,893	3,019,920
DIC Asset AG	333,465	2,298,782
Duerr AG	302,074	7,984,638
E.ON SE	11,818,761	98,970,108
Eckert & Ziegler Strahlen- und Medizintechnik AG	76,625	3,029,270
ElringKlinger AG	74,463	532,987
Encavis AG	650,336	12,107,774
Energiekontor AG	17,371	1,542,500
Evonik Industries AG	1,089,306	20,066,882
Evotec SE(a)	751,257	14,328,740
Fielmann AG	42,546	1,355,367
flatexDEGIRO AG(a)(b)	354,880	3,101,675
Fraport AG Frankfurt Airport Services Worldwide(a)	194,128	7,479,002
Freenet AG	643,078	12,640,456
Fresenius Medical Care AG & Co. KGaA	1,077,762	29,811,514
Fresenius SE & Co. KGaA	2,198,079	50,584,697
GEA Group AG	782,947	27,367,476
Security	Shares	Value

Germany (continued)
Gerresheimer AG	167,765	$9,611,025
GFT Technologies SE	67,751	2,208,837
Global Fashion Group SA(a)	513,853	865,390
Grand City Properties SA	527,324	5,129,592
GRENKE AG(b)	148,118	3,020,834
Hamborner REIT AG	555,375	3,962,053
Hamburger Hafen und Logistik AG(b)	162,031	1,897,774
Hannover Rueck SE	316,616	51,521,015
HeidelbergCement AG	750,354	34,506,363
Heidelberger Druckmaschinen AG(a)(b)	1,062,112	1,466,015
HelloFresh SE(a)	875,865	17,507,808
Henkel AG & Co. KGaA	537,252	31,539,427
Hensoldt AG	189,222	4,445,746
HOCHTIEF AG	130,609	6,938,462
Hornbach Holding AG & Co. KGaA	53,503	3,647,059
Hugo Boss AG	309,456	14,252,724
Hypoport SE(a)	24,038	2,347,923
Indus Holding AG	129,612	2,557,665
Infineon Technologies AG	6,874,656	166,816,722
Instone Real Estate Group SE(b)(d)	244,372	1,778,695
Jenoptik AG	312,141	6,843,089
JOST Werke AG(d)	22,016	939,531
K+S AG, Registered	997,826	22,030,989
KION Group AG	374,348	8,299,402
Kloeckner & Co. SE(b)	459,952	3,604,720
Knorr-Bremse AG	390,749	17,591,809
Krones AG	89,008	8,243,332
KWS Saat SE & Co. KGaA	61,270	3,557,054
LANXESS AG	422,095	14,274,310
LEG Immobilien SE	387,410	25,292,130
MBB SE(b)	694	58,091
Media and Games Invest SE(a)(b)	294,370	467,771
Medios AG(a)	73,383	1,354,687
Mercedes-Benz Group AG	4,212,502	243,826,147
Merck KGaA	678,053	110,498,905
METRO AG(a)	723,292	5,517,549
MLP SE	600,016	2,786,938
MorphoSys AG(a)(b)	187,214	3,543,546
MTU Aero Engines AG	281,622	50,398,554
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	736,715	194,474,890
Nagarro SE(a)(b)	42,278	4,205,937
Nemetschek SE	319,542	15,234,791
Nordex SE(a)(b)	659,256	6,145,691
Norma Group SE	195,185	3,094,197
Northern Data AG(a)(b)	25,881	191,728
PATRIZIA SE	312,093	2,290,611
Pfeiffer Vacuum Technology AG	38,052	5,375,583
PNE AG	65,686	1,250,132
ProSiebenSat.1 Media SE	905,208	6,151,439
Puma SE	581,656	25,715,503
PVA TePla AG(a)	77,205	1,293,624
Rational AG	26,717	15,060,382
Rheinmetall AG	228,639	37,165,643
RWE AG	3,374,348	129,895,981
Salzgitter AG(b)	158,244	3,536,525
SAP SE	5,525,830	531,876,398
Scout24 SE(d)	430,745	22,073,512
Secunet Security Networks AG	8,569	1,879,668
SGL Carbon SE(a)(b)	413,347	2,931,805

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Siemens AG, Registered	4,027,847	$439,876,976
Siemens Healthineers AG(d)	1,497,358	68,597,778
Siltronic AG	91,777	5,707,424
Sirius Real Estate Ltd.	5,769,791	4,664,839
Sixt SE	80,094	7,512,304
SMA Solar Technology AG(a)(b)	79,106	3,827,177
Software AG(b)	282,487	6,179,964
Stabilus SE	141,646	7,770,676
Steico SE	28,794	1,265,775
Stratec SE	40,515	3,396,311
Stroeer SE & Co. KGaA	203,808	8,309,028
Suedzucker AG	409,740	5,221,689
Symrise AG	701,137	71,566,797
Synlab AG(b)	348,425	4,486,331
TAG Immobilien AG	938,959	5,880,513
Takkt AG(b)	197,088	2,552,497
TeamViewer AG(a)(d)	799,881	7,681,249
Telefonica Deutschland Holding AG	5,396,636	11,758,724
thyssenkrupp AG(a)	2,461,001	12,954,537
TUI AG(a)(b)	5,957,396	8,990,763
Uniper SE(b)	504,439	1,510,009
United Internet AG, Registered(e)	515,637	9,638,838
Varta AG(b)	101,310	2,714,966
VERBIO Vereinigte BioEnergie AG	116,252	9,157,532
Vitesco Technologies Group AG(a)	104,520	5,592,714
Volkswagen AG	155,842	26,638,355
Vonovia SE	3,775,270	83,473,503
Vossloh AG(b)	67,761	2,431,595
Wacker Neuson SE	200,336	3,158,399
Zalando SE(a)(d)	1,174,619	27,072,812
Zeal Network SE	64,623	1,631,610
		5,418,849,581
Guernsey — 0.0%
Balanced Commercial Property Trust Ltd.	3,341,619	3,199,860

Hong Kong — 2.4%
AIA Group Ltd.	63,475,800	480,815,869
Apollo Future Mobility Group Ltd.(a)(b)	8,772,000	234,627
ASMPT Ltd.	1,650,400	9,078,029
Atlas Corp.(b)	479,086	7,085,682
Bank of East Asia Ltd. (The)	7,134,200	6,837,315
BOC Hong Kong Holdings Ltd.	19,485,500	60,547,410
Brightoil Petroleum Holdings Ltd.(c)	6,240,000	8
Budweiser Brewing Co. APAC Ltd.(b)(d)	9,134,500	19,225,591
Cafe de Coral Holdings Ltd.	1,612,000	1,881,266
Champion REIT	14,925,000	4,467,065
Chinese Estates Holdings Ltd.(a)(b)	567,500	102,693
Chow Sang Sang Holdings International Ltd.	1,001,000	923,175
Chow Tai Fook Jewellery Group Ltd.	10,540,000	18,045,275
CITIC Telecom International Holdings Ltd.	12,488,000	3,690,900
CK Asset Holdings Ltd.	10,478,016	57,928,404
CK Hutchison Holdings Ltd.	14,021,016	69,794,223
CK Infrastructure Holdings Ltd.	3,362,000	15,971,923
CK Life Sciences International Holdings Inc.	14,682,000	1,102,806
CLP Holdings Ltd.	8,672,500	58,208,102
C-Mer Eye Care Holdings Ltd.(a)(b)	3,180,000	1,317,616
Comba Telecom Systems Holdings Ltd.(b)	9,912,000	1,389,859
Cowell e Holdings Inc.(a)(b)	1,441,000	1,763,136
Dah Sing Banking Group Ltd.(b)	3,150,800	1,878,706
Dah Sing Financial Holdings Ltd.	812,800	1,608,370
Security	Shares	Value

Hong Kong (continued)
EC Healthcare(b)	2,212,000	$1,141,025
ESR Group Ltd.(b)(d)	10,516,400	17,934,158
Far East Consortium International Ltd.	7,673,600	1,729,205
First Pacific Co. Ltd.	14,170,250	3,752,354
Fortune REIT	7,377,000	4,708,856
Fosun Tourism Group(a)(b)(d)	1,265,600	1,105,586
Futu Holdings Ltd., ADR(a)(b)	317,287	10,743,338
Galaxy Entertainment Group Ltd.	11,431,000	52,224,227
Guotai Junan International Holdings Ltd.	24,856,000	1,771,314
Haitong International Securities Group Ltd.(a)(b)	18,518,299	1,343,976
Hang Lung Group Ltd.	5,390,000	6,991,306
Hang Lung Properties Ltd.	10,619,000	13,358,309
Hang Seng Bank Ltd.	4,060,400	57,161,412
Health and Happiness H&H International
Holdings Ltd.	1,074,500	1,013,087
Henderson Land Development Co. Ltd.	7,600,570	18,608,168
HK Electric Investments & HK Electric Investments
Ltd., Class SS	14,468,500	9,199,267
HKBN Ltd.	4,960,500	3,350,295
HKT Trust & HKT Ltd., Class SS	20,030,200	22,653,028
Hong Kong & China Gas Co. Ltd.	59,381,864	45,769,701
Hong Kong Exchanges & Clearing Ltd.	6,394,800	169,740,999
Hong Kong Technology Venture Co. Ltd.	2,927,000	1,529,705
Hongkong Land Holdings Ltd.	5,971,000	22,987,657
Hsin Chong Group Holdings Ltd.(c)	7,490,000	10
Hutchison Telecommunications Hong Kong
Holdings Ltd.	12,936,000	1,713,673
Hysan Development Co. Ltd.	3,025,000	6,593,276
IGG Inc.(a)	4,249,000	1,104,652
Jardine Matheson Holdings Ltd.	834,700	38,452,958
Johnson Electric Holdings Ltd.	2,065,750	2,128,203
K Wah International Holdings Ltd.	299,000	83,734
Kerry Logistics Network Ltd.	2,467,387	3,916,617
Kerry Properties Ltd.	3,041,000	4,810,512
Lifestyle International Holdings Ltd.(a)	3,287,000	1,948,931
Link REIT	11,122,500	65,740,790
LK Technology Holdings Ltd.(b)	2,892,500	2,618,625
Luk Fook Holdings International Ltd.	1,533,000	3,330,276
Man Wah Holdings Ltd.	9,355,200	5,220,029
MECOM Power and Construction Ltd.(b)	3,726,000	760,136
Melco International Development Ltd.(a)(b)	4,893,000	2,558,392
Melco Resorts & Entertainment Ltd., ADR(a)(b)	1,122,207	6,138,472
MGM China Holdings Ltd.(a)	4,400,800	1,771,853
MTR Corp. Ltd.	8,152,000	35,870,342
New World Development Co. Ltd.	7,894,000	16,146,975
Nissin Foods Co. Ltd.	228,000	182,914
NWS Holdings Ltd.	8,080,166	5,730,062
Pacific Basin Shipping Ltd.(b)	26,972,000	6,529,999
Pacific Textiles Holdings Ltd.	5,169,000	1,541,289
PAX Global Technology Ltd.	2,528,000	1,986,802
PCCW Ltd.	22,921,000	8,757,004
Perfect Medical Health Management Ltd.(b)	1,615,000	572,256
Power Assets Holdings Ltd.	7,395,000	35,359,547
Prosperity REIT	8,620,000	1,823,266
Realord Group Holdings Ltd.(a)(b)	2,398,000	2,813,488
Sa Sa International Holdings Ltd.(a)(b)	9,204,000	973,498
Sands China Ltd.(a)	12,755,600	22,299,647
Shangri-La Asia Ltd.(a)	8,958,000	4,956,615
Shun Tak Holdings Ltd.(a)	10,386,000	1,348,668
Sino Land Co. Ltd.(b)	17,256,000	18,426,227

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
SITC International Holdings Co. Ltd.	7,250,000	$11,874,024
SJM Holdings Ltd.(a)(b)	12,384,000	3,864,427
SmarTone Telecommunications Holdings Ltd.	2,217,000	1,095,867
Stella International Holdings Ltd.	504,500	488,455
Sun Hung Kai & Co. Ltd.	1,041,000	363,514
Sun Hung Kai Properties Ltd.	7,625,500	81,946,037
SUNeVision Holdings Ltd.	1,993,000	1,055,818
Sunlight REIT	2,582,000	821,450
Swire Pacific Ltd., Class A	2,678,000	17,764,539
Swire Properties Ltd.	6,027,200	11,583,757
Techtronic Industries Co. Ltd.	7,261,500	68,757,450
Texhong Textile Group Ltd.	1,247,500	803,464
Theme International Holdings Ltd.(a)(b)	24,500,000	2,339,280
United Laboratories International Holdings Ltd. (The)	4,618,000	1,935,518
Value Partners Group Ltd.(b)	7,726,000	1,840,206
Vesync Co. Ltd.	785,000	209,205
Vitasoy International Holdings Ltd.(a)	4,324,000	7,383,779
Vobile Group Ltd.(a)	8,315,000	1,982,134
VSTECS Holdings Ltd.	2,230,000	1,072,238
VTech Holdings Ltd.	899,500	4,788,226
WH Group Ltd.(d)	44,093,000	22,267,452
Wharf Real Estate Investment Co. Ltd.	8,751,000	34,479,459
Wynn Macau Ltd.(a)(b)	8,241,600	3,285,558
Xinyi Glass Holdings Ltd.	9,752,000	12,532,837
Yue Yuen Industrial Holdings Ltd.	4,044,500	4,111,827
Zensun Enterprises Ltd.(a)(b)	2,745,999	405,796
		1,905,977,078
Ireland — 0.7%
AIB Group PLC	4,160,105	12,034,823
Bank of Ireland Group PLC	5,240,464	37,734,598
C&C Group PLC(a)	2,244,589	4,211,467
Cairn Homes PLC(a)	3,513,651	3,401,848
CRH PLC	3,956,100	142,490,102
Dalata Hotel Group PLC(a)	1,187,731	3,810,433
Flutter Entertainment PLC, Class DI(a)	874,415	115,483,342
Glanbia PLC	942,714	10,887,654
Glenveagh Properties PLC(a)(d)	1,878,789	1,837,765
Grafton Group PLC	1,252,126	9,913,398
Greencore Group PLC(a)	2,869,967	2,205,156
Irish Residential Properties REIT PLC	1,557,963	1,684,384
James Hardie Industries PLC	2,341,595	51,124,002
Kerry Group PLC, Class A	824,019	71,570,032
Kingspan Group PLC	795,784	40,120,795
Origin Enterprises PLC	629,794	2,335,785
Smurfit Kappa Group PLC	1,274,907	42,203,174
Uniphar PLC(a)	717,006	2,480,033
		555,528,791
Israel — 1.2%
AFI Properties Ltd.	30,099	902,371
Africa Israel Residences Ltd.	33,134	1,329,705
Airport City Ltd.(a)	492,325	8,151,465
Alony Hetz Properties & Investments Ltd.	945,622	11,091,401
Altshuler Shaham Penn Ltd.(b)	431,732	993,158
Amot Investments Ltd.	1,097,153	6,636,912
Arad Investment & Industrial Development Ltd.(b)	16,140	2,067,419
Ashtrom Group Ltd.	121,428	2,642,747
AudioCodes Ltd.(b)	123,358	2,510,939
Azorim-Investment Development & Construction
Co. Ltd.(b)	95,451	332,135
Security	Shares	Value

Israel (continued)
Azrieli Group Ltd.	228,777	$16,949,050
Bank Hapoalim BM	6,607,161	63,688,101
Bank Leumi Le-Israel BM	8,124,294	77,503,684
Bezeq The Israeli Telecommunication Corp. Ltd.	11,308,410	20,018,547
Big Shopping Centers Ltd.(b)	64,273	7,206,994
Blue Square Real Estate Ltd.	2,889	191,825
Camtek Ltd./Israel(a)(b)	151,965	3,427,660
Cellcom Israel Ltd.(a)(b)	526,734	2,636,958
Cellebrite DI Ltd.(a)(b)	29,650	143,209
Check Point Software Technologies Ltd.(a)(b)	543,424	70,226,684
Clal Insurance Enterprises Holdings Ltd.(a)	355,025	6,126,475
Cognyte Software Ltd.(a)	331,498	901,675
CyberArk Software Ltd.(a)(b)	215,725	33,849,410
Danel Adir Yeoshua Ltd.(b)	29,852	3,460,040
Danya Cebus Ltd.	41,043	978,223
Delek Automotive Systems Ltd.	273,235	3,518,195
Delek Group Ltd.(a)	47,314	7,203,896
Delta Galil Industries Ltd.	42,189	1,910,131
Doral Group Renewable Energy Resources Ltd.(a)(b)	466,227	1,427,685
Elbit Systems Ltd.	138,746	28,073,211
Elco Ltd.	18,070	1,041,345
Electra Consumer Products 1970 Ltd.(b)	69,260	2,397,305
Electra Ltd./Israel	9,958	5,794,184
Electra Real Estate Ltd.	62,293	764,841
Electreon Wireless Ltd.(a)(b)	25,471	384,456
Energix-Renewable Energies Ltd.	1,215,709	4,244,254
Enlight Renewable Energy Ltd.(a)(b)	4,989,031	10,104,218
Equital Ltd.(a)	4,963	153,047
Fattal Holdings 1998 Ltd.(a)(b)	30,200	3,067,462
FIBI Holdings Ltd.	14,760	695,975
First International Bank Of Israel Ltd. (The)	424,115	18,313,862
Fiverr International Ltd.(a)(b)	171,290	5,301,425
Formula Systems 1985 Ltd.	43,640	3,542,129
Fox Wizel Ltd.	45,537	5,551,398
G City Ltd.	762,142	2,460,795
Gav-Yam Lands Corp. Ltd.	—	2
Gilat Satellite Networks Ltd.(a)(b)	129,301	775,038
Harel Insurance Investments & Financial
Services Ltd.	951,243	9,156,639
Hilan Ltd.	37,467	1,961,894
ICL Group Ltd.	3,744,737	33,768,540
Inmode Ltd.(a)(b)	390,852	13,414,041
Isracard Ltd.	564,991	1,670,600
Israel Canada T.R Ltd.(b)	746,547	2,152,150
Israel Corp Ltd.	27,124	11,740,678
Israel Discount Bank Ltd., Class A	6,654,886	37,840,261
Israel Land Development - Urban Renewal Ltd.(b)	89,480	1,162,652
Isras Investment Co. Ltd.(b)	9,599	1,807,385
Ituran Location and Control Ltd.	151,151	3,624,601
Kornit Digital Ltd.(a)(b)	264,486	7,067,066
M Yochananof & Sons Ltd.	3,441	202,573
Magic Software Enterprises Ltd.(b)	135,383	2,104,891
Malam - Team Ltd.(b)	4,606	104,692
Matrix IT Ltd.(b)	175,978	3,796,278
Maytronics Ltd.(b)	221,964	2,393,333
Mega Or Holdings Ltd.	102,960	2,993,569
Melisron Ltd.	154,516	11,464,095
Menora Mivtachim Holdings Ltd.(a)(b)	29,749	606,200
Migdal Insurance & Financial Holdings Ltd.	3,635,543	4,360,770
Mivne Real Estate KD Ltd.	3,269,666	10,165,618

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Mizrahi Tefahot Bank Ltd.	860,118	$32,513,790
Nano Dimension Ltd., ADR(a)(b)	1,327,134	3,291,292
Nano-X Imaging Ltd.(a)(b)	219,738	3,120,280
Nayax Ltd.(a)	12,710	316,122
Neto Malinda Trading Ltd.(a)	60,016	2,020,756
Nice Ltd.(a)	336,047	63,334,514
Nova Ltd.(a)	143,870	10,529,287
Oil Refineries Ltd.	14,733,268	5,486,890
One Software Technologies Ltd.	199,842	2,766,497
OPC Energy Ltd.(a)(b)	337,779	4,153,048
OY Nofar Energy Ltd.(a)(b)	81,129	2,144,567
Partner Communications Co. Ltd.(a)	767,305	5,784,119
Paz Oil Co. Ltd.(a)(b)	66,550	7,950,256
Perion Network Ltd.(a)(b)	149,132	3,420,870
Phoenix Holdings Ltd. (The)	716,177	7,757,721
Plus500 Ltd.	562,543	11,644,489
Prashkovsky Investments and Construction Ltd.(b)	12,387	297,460
Property & Building Corp. Ltd.(a)(b)	7,730	572,947
RADA Electronic Industries Ltd.(a)(b)	218,087	2,508,000
Radware Ltd.(a)	305,364	7,029,479
Rami Levy Chain Stores Hashikma Marketing 2006
Ltd.(b)	73,475	5,095,383
Reit 1 Ltd.	921,707	4,836,100
Retailors Ltd.	21,228	408,289
Sapiens International Corp. NV	163,420	3,210,831
Sella Capital Real Estate Ltd.	1,096,824	2,820,108
Shapir Engineering and Industry Ltd.	713,299	5,876,313
Shikun & Binui Ltd.(a)(b)	1,660,547	6,591,703
Shufersal Ltd.(b)	1,456,191	9,940,754
SimilarWeb Ltd.(a)(b)	98,566	615,052
Sisram Medical Ltd.(d)	310,800	226,938
Strauss Group Ltd.	333,998	8,355,808
Summit Real Estate Holdings Ltd.(b)	101,603	1,415,762
Taboola.com Ltd.(a)(b)	92,911	163,523
Tadiran Group Ltd.	19,545	2,648,391
Taro Pharmaceutical Industries Ltd.(a)(b)	48,633	1,455,586
Teva Pharmaceutical Industries Ltd., ADR(a)	5,805,814	51,787,861
Tower Semiconductor Ltd.(a)(b)	606,998	25,940,568
Tremor International Ltd.(a)(b)	461,684	1,809,098
Wix.com Ltd.(a)(b)	302,491	25,439,493
YH Dimri Construction & Development Ltd.(b)	6,304	383,280
ZIM Integrated Shipping Services Ltd.(b)	434,059	10,196,046
		960,109,438
Italy — 2.1%
A2A SpA	8,355,259	9,264,628
ACEA SpA	323,888	4,081,150
Amplifon SpA	661,407	16,431,963
Anima Holding SpA(d)	1,767,772	5,475,085
Antares Vision SpA(a)	142,978	1,216,013
Ascopiave SpA	309,593	732,463
Assicurazioni Generali SpA	5,780,294	86,745,448
Atlantia SpA	2,610,606	58,236,132
Autogrill SpA(a)	1,135,804	7,099,616
Azimut Holding SpA	604,803	9,738,573
Banca Generali SpA(b)	389,872	11,654,705
Banca IFIS SpA	173,417	2,047,692
Banca Mediolanum SpA	1,181,215	8,837,740
Banca Monte dei Paschi di Siena SpA(a)(b)	1,292,104	2,438,118
Banca Popolare di Sondrio SPA	2,703,716	9,698,388
Banco BPM SpA	7,620,635	23,056,350
Security	Shares	Value

Italy (continued)
BFF Bank SpA(d)	783,851	$5,529,733
Biesse SpA(b)	38,454	463,141
BPER Banca	5,915,769	10,945,929
Brembo SpA	933,753	9,761,814
Brunello Cucinelli SpA	190,781	11,058,790
Buzzi Unicem SpA	536,184	8,898,924
Carel Industries SpA(d)	131,403	2,862,056
CIR SpA-Compagnie Industriali(a)	4,045,218	1,707,867
Credito Emiliano SpA	544,477	3,228,220
Danieli & C Officine Meccaniche SpA	109,019	2,225,134
Datalogic SpA(b)	51,349	390,738
De’ Longhi SpA(b)	415,174	7,163,319
DiaSorin SpA	135,177	17,672,450
Digital Bros. SpA	19,682	463,815
Digital Value SpA(a)	3,230	206,066
doValue SpA(d)	117,087	674,363
El.En. SpA	156,008	1,908,301
Enav SpA(d)	1,429,026	5,526,093
Enel SpA	43,018,619	192,179,109
Eni SpA	13,287,085	174,508,829
ERG SpA	354,760	11,127,695
Esprinet SpA	174,717	1,163,847
Ferrari NV	666,742	131,440,364
Fila SpA	22,658	154,468
Fincantieri SpA(a)(b)	1,482,584	753,775
FinecoBank Banca Fineco SpA	3,150,116	42,449,663
Gruppo MutuiOnline SpA	72,345	1,600,114
GVS SpA(a)(b)(d)	358,154	1,837,494
Hera SpA	4,304,335	10,255,857
Illimity Bank SpA(a)	121,072	823,385
Infrastrutture Wireless Italiane SpA(d)	1,786,140	15,764,763
Interpump Group SpA	388,610	15,045,223
Intesa Sanpaolo SpA	86,474,295	164,865,612
Iren SpA	4,071,746	6,050,946
Italgas SpA	2,658,430	13,696,890
Italmobiliare SpA	11,189	286,027
Juventus Football Club SpA(a)(b)	6,038,888	1,648,736
Leonardo SpA	2,131,910	17,127,960
Maire Tecnimont SpA(b)	1,162,099	3,605,762
MARR SpA	242,153	2,551,583
Mediobanca Banca di Credito Finanziario SpA	3,145,055	28,492,892
Moncler SpA	1,092,138	47,119,424
Nexi SpA(a)(d)	2,818,070	24,363,571
OVS SpA(b)(d)	975,595	1,821,300
Pharmanutra SpA(b)	17,927	1,201,385
Piaggio & C SpA	1,510,397	3,880,430
Pirelli & C SpA(d)	1,875,285	7,073,684
Poste Italiane SpA(d)	2,792,929	24,338,313
Prysmian SpA	1,322,394	43,041,421
RAI Way SpA(d)	225,792	1,081,653
Recordati Industria Chimica e Farmaceutica SpA	556,749	20,917,887
Reply SpA	147,919	16,089,674
Safilo Group SpA(a)(b)	1,194,268	1,685,449
Saipem SpA(a)(b)	6,329,799	6,152,195
Salcef SpA(b)	76,808	1,205,031
Salvatore Ferragamo SpA(b)	343,526	5,049,507
Sanlorenzo SpA/Ameglia	16,813	539,319
Saras SpA(a)	3,466,815	4,189,995
Seco SpA(a)(b)	92,376	521,919
Sesa SpA	24,941	2,701,023

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Snam SpA	10,805,033	$48,044,687
SOL SpA(b)	6,713	120,755
Tamburi Investment Partners SpA(b)	316,466	2,225,299
Technogym SpA(b)(d)	722,275	4,965,644
Technoprobe SpA(a)	646,441	4,445,606
Telecom Italia SpA/Milano(a)(b)	52,108,250	10,194,553
Tenaris SA	2,483,720	38,873,059
Terna - Rete Elettrica Nazionale	7,421,815	49,218,987
Tinexta SpA(b)	68,363	1,376,256
Tod’s SpA(a)(b)	63,400	1,978,459
UniCredit SpA	10,893,188	135,089,300
Unipol Gruppo SpA	2,324,423	10,003,941
Webuild SpA(b)	2,105,996	2,865,815
Wiit SpA(b)	23,829	362,860
Zignago Vetro SpA(b)	58,244	733,293
		1,708,343,505
Japan — 23.2%
77 Bank Ltd. (The)	430,200	5,213,211
ABC-Mart Inc.	171,200	7,630,840
Activia Properties Inc.	3,138	9,294,928
Adastria Co. Ltd.	140,000	1,901,217
ADEKA Corp.	571,800	8,548,650
Advance Logistics Investment Corp.	3,349	3,275,093
Advance Residence Investment Corp.	6,833	15,908,336
Advantest Corp.	995,900	52,425,739
Aeon Co. Ltd.	3,429,600	63,964,046
Aeon Delight Co. Ltd.	101,000	2,018,769
AEON Financial Service Co. Ltd.	653,300	6,393,591
Aeon Hokkaido Corp.	7,900	62,420
Aeon Mall Co. Ltd.	537,100	5,842,867
AEON REIT Investment Corp.	9,529	10,259,163
AGC Inc.	1,005,200	31,497,894
Ai Holdings Corp.	172,700	2,556,387
Aica Kogyo Co. Ltd.	245,900	5,285,021
Aida Engineering Ltd.	447,400	2,599,363
Aiful Corp.	2,085,100	5,678,895
Ain Holdings Inc.	124,800	5,242,836
Air Water Inc.	953,700	10,647,889
Airtrip Corp.(a)(b)	65,000	1,083,919
Aisin Corp.	767,700	19,706,654
Ajinomoto Co. Inc.	2,381,100	65,487,893
Alfresa Holdings Corp.	932,300	10,733,453
Alpen Co. Ltd.(b)	52,700	716,228
Alps Alpine Co. Ltd.	998,976	8,581,773
Amada Co. Ltd.	1,746,600	12,284,833
Amano Corp.	422,100	7,223,140
Amvis Holdings Inc.	126,000	2,435,638
ANA Holdings Inc.(a)	839,900	16,326,573
AnGes Inc.(a)(b)	884,400	969,349
Anicom Holdings Inc.	416,900	1,665,684
Anritsu Corp.	731,800	7,365,471
AOKI Holdings Inc.	159,600	771,416
Aozora Bank Ltd.	616,900	10,611,766
Appier Group Inc.(a)	292,500	2,792,723
Arata Corp.	9,300	256,781
ARCLANDS Corp.	98,200	973,972
Arcs Co. Ltd.	183,600	2,447,252
Argo Graphics Inc.	8,900	231,789
Ariake Japan Co. Ltd.	90,600	3,138,772
ARTERIA Networks Corp.	37,900	306,031
Security	Shares	Value

Japan (continued)
As One Corp.	141,700	$6,042,427
Asahi Group Holdings Ltd.	2,393,200	66,963,470
Asahi Holdings Inc.	444,000	5,662,473
Asahi Intecc Co. Ltd.	1,146,100	19,523,970
Asahi Kasei Corp.	6,553,200	42,018,553
Asics Corp.	857,600	13,141,629
ASKUL Corp.	233,300	2,436,515
Astellas Pharma Inc.	9,603,900	132,516,357
Atom Corp.(a)(b)	760,500	4,040,290
Autobacs Seven Co. Ltd.	541,600	5,151,495
Avex Inc.	184,700	2,070,399
Awa Bank Ltd. (The)	170,700	2,145,838
Axial Retailing Inc.	20,700	471,385
Azbil Corp.	622,500	16,916,855
AZ-COM MARUWA Holdings Inc.	192,500	1,829,058
Bandai Namco Holdings Inc.	1,046,600	69,183,262
Bank of Kyoto Ltd. (The)	294,500	10,612,544
BayCurrent Consulting Inc.	698,000	19,583,910
Belc Co. Ltd.	40,500	1,549,244
Bell System24 Holdings Inc.	82,700	768,211
Belluna Co. Ltd.	135,300	652,039
Benefit One Inc.	446,100	6,171,402
Benesse Holdings Inc.	449,400	6,629,766
BeNext-Yumeshin Group Co.	294,700	3,554,065
Bengo4.com Inc.(a)(b)	49,600	1,056,932
Bic Camera Inc.	636,900	4,951,693
BIPROGY Inc.	422,700	9,130,901
BML Inc.	129,300	2,922,883
Bridgestone Corp.	3,004,800	108,672,936
Brother Industries Ltd.	1,229,000	20,937,127
Bunka Shutter Co. Ltd.	31,700	227,928
Bushiroad Inc.(b)	139,000	830,887
C Uyemura & Co. Ltd.	56,500	2,584,146
Calbee Inc.	470,200	9,444,915
Canon Electronics Inc.	97,100	1,025,266
Canon Inc.	5,258,000	111,456,352
Canon Marketing Japan Inc.	222,000	4,684,643
Capcom Co. Ltd.	955,000	26,563,272
Casio Computer Co. Ltd.	956,400	8,312,783
Cawachi Ltd.	90,000	1,245,594
CellSource Co. Ltd.(a)(b)	44,200	1,303,650
Central Glass Co. Ltd.	170,200	4,018,871
Central Japan Railway Co.	756,400	87,573,313
Change Inc.(b)	196,300	2,622,159
Chiba Bank Ltd. (The)	3,133,500	17,168,825
Chiyoda Corp.(a)	790,100	1,957,171
Chofu Seisakusho Co. Ltd.	31,300	427,448
Chubu Electric Power Co. Inc.	3,352,600	27,289,896
Chudenko Corp.	16,000	220,839
Chugai Pharmaceutical Co. Ltd.	3,522,300	81,618,229
Chugin Financial Group Inc., NVS	896,700	5,405,285
Chugoku Electric Power Co. Inc. (The)	1,387,800	6,510,970
Chugoku Marine Paints Ltd.(b)	32,700	200,817
Citizen Watch Co. Ltd.	1,615,000	6,782,529
CKD Corp.	366,800	4,498,559
Coca-Cola Bottlers Japan Holdings Inc.	677,250	6,118,919
COLOPL Inc.(a)	430,600	2,028,167
Colowide Co. Ltd.(b)	423,900	5,201,720
Comforia Residential REIT Inc.	4,824	10,241,087
COMSYS Holdings Corp.	598,000	9,796,961

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Comture Corp.	86,500	$1,407,370
Concordia Financial Group Ltd.	5,690,100	17,361,750
CONEXIO Corp.	71,200	544,946
Cosmo Energy Holdings Co. Ltd.	397,200	10,231,613
Cosmos Pharmaceutical Corp.	105,600	10,213,072
CRE Logistics REIT Inc.	2,582	3,552,366
Create Restaurants Holdings Inc.	635,800	4,013,393
Create SD Holdings Co. Ltd.	145,400	3,097,486
Credit Saison Co. Ltd.	757,300	8,094,292
Curves Holdings Co. Ltd.	123,200	716,011
CyberAgent Inc.	2,249,500	18,480,040
CYBERDYNE Inc.(a)(b)	578,100	1,287,334
Cybozu Inc.	115,800	1,479,465
Dai Nippon Printing Co. Ltd.	1,232,700	24,691,876
Daicel Corp.	1,322,200	7,544,232
Daido Steel Co. Ltd.	136,600	3,541,634
Daifuku Co. Ltd.	537,200	24,590,292
Daihen Corp.	105,000	2,707,612
Daiho Corp.	38,100	1,080,448
Dai-ichi Life Holdings Inc.	5,131,400	81,500,711
Daiichi Sankyo Co. Ltd.	9,217,000	295,043,175
Daiichikosho Co. Ltd.	196,800	5,642,789
Daiken Corp.	7,200	96,403
Daiki Aluminium Industry Co. Ltd.	94,000	809,392
Daikin Industries Ltd.	1,310,900	196,356,016
Daikokutenbussan Co. Ltd.	17,300	527,673
Daio Paper Corp.	475,100	3,505,272
Daiseki Co. Ltd.	234,820	7,255,811
Daishi Hokuetsu Financial Group Inc.	178,200	3,147,219
Daito Trust Construction Co. Ltd.	322,800	31,964,879
Daiwa House Industry Co. Ltd.	3,137,400	63,210,238
Daiwa House REIT Investment Corp.	11,347	22,901,595
Daiwa Office Investment Corp.	1,517	7,166,710
Daiwa Securities Group Inc.	7,266,600	28,351,880
Daiwa Securities Living Investments Corp.	12,085	9,380,594
Daiwabo Holdings Co. Ltd.	490,000	6,322,635
DCM Holdings Co. Ltd.	655,700	5,109,020
Demae-Can Co. Ltd.(a)(b)	194,600	632,112
DeNA Co. Ltd.	522,300	6,812,076
Denka Co. Ltd.	450,200	10,429,357
Denso Corp.	2,282,000	113,223,488
Dentsu Group Inc.	1,141,400	35,501,376
Descente Ltd.	149,300	3,583,347
Dexerials Corp.	279,700	6,514,446
DIC Corp.	482,000	8,092,957
Digital Arts Inc.	57,600	2,420,584
Digital Garage Inc.	190,800	4,568,644
Dip Corp.	184,300	5,159,802
Direct Marketing MiX Inc.	48,900	552,555
Disco Corp.	150,800	36,068,422
DMG Mori Co. Ltd.	677,200	7,836,979
Doshisha Co. Ltd.	83,500	848,742
Doutor Nichires Holdings Co. Ltd.	185,500	2,069,465
Dowa Holdings Co. Ltd.	273,600	8,687,355
DTS Corp.	213,300	5,071,128
Duskin Co. Ltd.	242,600	4,651,977
DyDo Group Holdings Inc.	15,200	463,814
Earth Corp.	74,700	2,585,638
East Japan Railway Co.	1,584,600	84,435,988
Ebara Corp.	515,000	16,733,438
Security	Shares	Value

Japan (continued)
EDION Corp.(b)	524,400	$4,162,263
eGuarantee Inc.	129,400	2,089,973
Eiken Chemical Co. Ltd.	105,800	1,306,785
Eisai Co. Ltd.	1,325,400	79,925,786
Eizo Corp.	95,900	2,332,912
Elan Corp.	74,100	569,092
Elecom Co. Ltd.	215,100	1,992,652
Electric Power Development Co. Ltd.	759,300	10,560,110
en Japan Inc.	169,900	2,951,324
ENEOS Holdings Inc.	16,060,550	52,978,219
eRex Co. Ltd.	163,600	2,768,668
ES-Con Japan Ltd.	32,700	178,208
Euglena Co. Ltd.(a)(b)	608,000	3,639,642
Exedy Corp.	152,100	1,783,133
EXEO Group Inc.	553,500	8,109,633
Ezaki Glico Co. Ltd.	220,100	4,951,806
Fancl Corp.	460,700	8,728,027
FANUC Corp.	1,008,700	131,990,026
Fast Retailing Co. Ltd.	307,200	171,153,762
FCC Co. Ltd.	183,200	1,781,241
Ferrotec Holdings Corp.	223,800	3,792,318
Financial Products Group Co. Ltd.	254,900	1,991,967
Food & Life Companies Ltd.	590,200	9,927,778
FP Corp.	239,600	5,700,202
Freee KK(a)(b)	209,000	4,065,329
Frontier Real Estate Investment Corp.	2,269	8,010,637
Fuji Co. Ltd./Ehime(b)	178,600	2,208,773
Fuji Corp./Aichi	475,800	6,282,540
Fuji Electric Co. Ltd.	655,400	25,341,016
Fuji Kyuko Co. Ltd.	111,100	3,435,435
Fuji Media Holdings Inc.	208,600	1,450,832
Fuji Oil Holdings Inc.	231,500	3,644,663
Fuji Seal International Inc.	227,200	2,661,618
Fuji Soft Inc.	139,600	7,594,560
Fujicco Co. Ltd.	9,800	125,320
FUJIFILM Holdings Corp.	1,900,100	86,929,337
Fujikura Ltd.	1,388,800	8,223,054
Fujimi Inc.	101,400	4,233,563
Fujimori Kogyo Co. Ltd.	13,000	271,551
Fujitec Co. Ltd.	415,800	8,259,197
Fujitsu General Ltd.	419,400	9,571,553
Fujitsu Ltd.	1,034,000	118,970,523
Fujiya Co. Ltd.	73,900	1,269,238
Fukui Computer Holdings Inc.	17,700	413,238
Fukuoka Financial Group Inc.	891,980	15,177,582
Fukuoka REIT Corp.	5,194	6,062,842
Fukushima Galilei Co. Ltd.	3,400	93,501
Fukuyama Transporting Co. Ltd.	104,700	2,284,404
Fullcast Holdings Co. Ltd.	51,300	1,026,089
Funai Soken Holdings Inc.	149,200	2,659,540
Furukawa Co. Ltd.	180,500	1,582,679
Furukawa Electric Co. Ltd.	394,000	6,078,566
Fuso Chemical Co. Ltd.	71,400	1,612,768
Future Corp.	223,300	2,505,983
Fuyo General Lease Co. Ltd.	82,100	4,562,813
G-7 Holdings Inc.	65,600	628,086
Genky DrugStores Co. Ltd.	26,400	672,101
Geo Holdings Corp.	38,900	508,956
Giken Ltd.	68,400	1,473,724
Global One Real Estate Investment Corp.	6,531	5,041,639

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
GLOBERIDE Inc.	73,500	$1,148,804
Glory Ltd.	228,300	3,520,073
GLP J-Reit	22,223	23,047,079
GMO Financial Gate Inc.(b)	9,200	858,500
GMO Financial Holdings Inc.	83,100	319,177
GMO GlobalSign Holdings KK	26,400	820,632
GMO internet group Inc.	456,200	7,865,278
GMO Payment Gateway Inc.	221,200	15,905,569
GNI Group Ltd.(a)(b)	232,800	2,215,970
Goldcrest Co. Ltd.	69,500	815,704
Goldwin Inc.	119,700	6,251,147
Gree Inc.(b)	485,100	2,726,759
GS Yuasa Corp.	428,100	6,517,435
GungHo Online Entertainment Inc.	234,930	3,472,524
Gunma Bank Ltd. (The)	2,330,300	6,355,813
Gunze Ltd.	79,700	2,047,243
H.U. Group Holdings Inc.	269,000	5,007,382
H2O Retailing Corp.	566,200	4,764,812
Hachijuni Bank Ltd. (The)	2,286,600	7,292,322
Hakuhodo DY Holdings Inc.	1,231,500	10,376,306
Hamamatsu Photonics KK	732,300	33,130,196
Hankyu Hanshin Holdings Inc.	1,177,300	34,966,677
Hankyu Hanshin REIT Inc.	4,351	4,516,702
Hanwa Co. Ltd.	170,300	4,118,527
Harmonic Drive Systems Inc.(b)	250,700	8,367,805
Haseko Corp.	1,275,400	13,134,349
Hazama Ando Corp.	1,099,300	6,371,138
Heiwa Corp.	411,900	6,645,248
Heiwa Real Estate Co. Ltd.	172,200	4,774,878
Heiwa Real Estate REIT Inc.	5,711	5,920,202
Heiwado Co. Ltd.	162,400	2,055,132
Hiday Hidaka Corp.	33,200	416,510
Hikari Tsushin Inc.	107,300	12,961,235
Hino Motors Ltd.(a)	1,479,800	6,149,718
Hioki E.E. Corp.	35,100	1,675,423
Hirata Corp.	47,800	1,398,320
Hirogin Holdings Inc.	1,640,800	6,769,034
Hirose Electric Co. Ltd.	139,045	18,037,103
HIS Co. Ltd.(a)(b)	256,600	3,555,222
Hisamitsu Pharmaceutical Co. Inc.	230,100	5,676,957
Hitachi Construction Machinery Co. Ltd.	561,100	10,977,373
Hitachi Ltd.	5,087,600	230,843,792
Hitachi Transport System Ltd.	220,000	13,166,133
Hitachi Zosen Corp.	1,030,900	5,943,141
Hogy Medical Co. Ltd.	144,900	3,213,735
Hokkaido Electric Power Co. Inc.	1,002,600	3,050,885
Hokkoku Financial Holdings Inc.	107,600	3,285,459
Hokuetsu Corp.	838,100	4,347,609
Hokuhoku Financial Group Inc.	762,300	4,579,712
Hokuriku Electric Power Co.	891,600	2,985,219
Hokuto Corp.	125,000	1,613,448
Honda Motor Co. Ltd.	8,578,100	195,601,898
Horiba Ltd.	166,000	6,810,562
Hoshino Resorts REIT Inc.	1,217	5,776,580
Hoshizaki Corp.	568,500	16,287,511
Hosiden Corp.	370,000	3,902,705
House Foods Group Inc.	406,500	7,602,506
Hoya Corp.	1,925,800	179,024,936
Hulic Co. Ltd.	2,019,000	14,666,712
Hulic Reit Inc.	7,627	8,934,579
Security	Shares	Value

Japan (continued)
Hyakugo Bank Ltd. (The)	1,336,600	$2,958,663
Ibiden Co. Ltd.	600,600	20,244,630
Ichibanya Co. Ltd.	89,100	2,749,277
Ichigo Inc.	1,740,400	3,916,854
Ichigo Office REIT Investment Corp.	8,616	4,866,013
Idec Corp./Japan	148,600	3,182,829
Idemitsu Kosan Co. Ltd.	1,082,228	23,679,397
IDOM Inc.	254,300	1,273,057
IHI Corp.	722,600	16,116,874
Iida Group Holdings Co. Ltd.	752,000	10,441,792
Iino Kaiun Kaisha Ltd.	725,500	3,610,601
Inaba Denki Sangyo Co. Ltd.	226,200	4,222,432
Inabata & Co. Ltd.	175,000	2,891,244
Inageya Co. Ltd.	105,000	795,153
Industrial & Infrastructure Fund Investment Corp.	10,070	10,635,338
Infocom Corp.	104,700	1,502,794
Infomart Corp.	1,178,000	3,810,857
Information Services International-Dentsu Ltd.	114,400	3,498,888
INFRONEER Holdings Inc.	1,461,356	10,130,572
Inpex Corp.	5,443,700	54,939,973
Insource Co. Ltd.	102,500	2,069,729
Internet Initiative Japan Inc.	533,400	8,372,477
Invincible Investment Corp.	35,787	11,234,018
IR Japan Holdings Ltd.(b)	47,700	697,439
Iriso Electronics Co. Ltd.	102,900	2,981,218
Isetan Mitsukoshi Holdings Ltd.	1,750,700	15,549,949
Isuzu Motors Ltd.	3,032,000	35,655,284
Ito En Ltd.	279,200	9,833,512
ITOCHU Corp.	6,233,200	161,094,159
Itochu Enex Co. Ltd.	193,900	1,334,352
Itochu Techno-Solutions Corp.	549,600	12,741,781
Itoham Yonekyu Holdings Inc.	881,800	3,943,244
Iwatani Corp.	213,800	7,872,420
Iyogin Holdings Inc., NVS	1,466,800	6,881,928
Izumi Co. Ltd.	151,300	3,052,184
J Front Retailing Co. Ltd.	1,254,100	10,136,929
JAC Recruitment Co. Ltd.	33,100	563,160
Jaccs Co. Ltd.	127,000	3,079,641
JAFCO Group Co. Ltd.	397,400	6,097,423
Japan Airlines Co. Ltd.(a)	744,900	13,913,341
Japan Airport Terminal Co. Ltd.(a)	314,600	13,465,163
Japan Aviation Electronics Industry Ltd.(b)	224,700	3,497,204
Japan Display Inc.(a)	4,705,900	1,575,705
Japan Elevator Service Holdings Co. Ltd.	312,700	3,688,442
Japan Excellent Inc.	7,497	6,932,854
Japan Exchange Group Inc.	2,615,000	34,365,760
Japan Hotel REIT Investment Corp.	25,053	13,199,340
Japan Lifeline Co. Ltd.	427,600	2,883,446
Japan Logistics Fund Inc.	5,491	11,764,383
Japan Material Co. Ltd.	297,300	3,914,135
Japan Metropolitan Fund Invest	37,942	27,952,983
Japan Petroleum Exploration Co. Ltd.	165,400	4,297,572
Japan Post Bank Co. Ltd.(b)	2,145,800	14,297,745
Japan Post Holdings Co. Ltd.	12,378,200	83,238,151
Japan Post Insurance Co. Ltd.	1,087,600	16,099,907
Japan Prime Realty Investment Corp.	4,867	13,218,015
Japan Real Estate Investment Corp.	6,485	27,174,013
Japan Securities Finance Co. Ltd.	843,800	5,054,553
Japan Steel Works Ltd. (The)	391,300	8,079,743
Japan Tobacco Inc.	6,284,500	105,249,213

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Wool Textile Co. Ltd. (The)	34,400	$230,614
JCR Pharmaceuticals Co. Ltd.	318,900	4,739,654
JCU Corp.	80,800	1,528,041
JDC Corp.	31,800	122,679
Jeol Ltd.	231,700	8,478,640
JFE Holdings Inc.	2,563,700	23,486,354
JGC Holdings Corp.	1,142,500	13,741,483
JINS Holdings Inc.	70,700	2,126,071
JMDC Inc.	137,600	4,873,033
J-Oil Mills Inc.	71,200	757,340
Joshin Denki Co. Ltd.	24,300	312,792
Joyful Honda Co. Ltd.	220,300	2,685,299
JSR Corp.	945,600	17,967,362
JTEKT Corp.	1,114,800	7,870,300
JTOWER Inc.(a)(b)	55,200	2,239,316
Juroku Financial Group Inc.	146,000	2,453,074
Justsystems Corp.	183,000	3,848,963
Kadokawa Corp.	557,400	9,979,905
Kaga Electronics Co. Ltd.	33,500	992,833
Kagome Co. Ltd.	512,000	10,233,258
Kajima Corp.	2,203,200	20,739,119
Kakaku.com Inc.	713,300	12,064,033
Kaken Pharmaceutical Co. Ltd.	165,400	4,233,455
Kameda Seika Co. Ltd.	24,500	757,049
Kamigumi Co. Ltd.	574,800	10,930,791
Kanamoto Co. Ltd.	147,400	2,127,868
Kandenko Co. Ltd.	598,400	3,363,572
Kaneka Corp.	229,300	5,686,012
Kanematsu Corp.	543,400	5,376,550
Kanematsu Electronics Ltd.	8,400	249,540
Kansai Electric Power Co. Inc. (The)	3,656,800	27,701,224
Kansai Paint Co. Ltd.	921,100	12,019,608
Kanto Denka Kogyo Co. Ltd.	460,000	2,934,308
Kao Corp.	2,497,800	93,297,649
Kappa Create Co. Ltd.(a)(b)	135,800	1,282,954
Katakura Industries Co. Ltd.	25,700	351,631
Katitas Co. Ltd.	245,400	5,491,467
Kato Sangyo Co. Ltd.	105,200	2,458,778
Kawasaki Heavy Industries Ltd.	783,600	13,326,997
Kawasaki Kisen Kaisha Ltd.	817,000	12,388,333
KDDI Corp.	8,476,100	250,527,832
KeePer Technical Laboratory Co. Ltd.	58,900	1,624,257
Keihan Holdings Co. Ltd.	499,200	12,842,796
Keihanshin Building Co. Ltd.	82,600	733,562
Keikyu Corp.	1,131,800	11,618,077
Keio Corp.	549,600	19,269,260
Keisei Electric Railway Co. Ltd.	676,800	17,963,678
Keiyo Bank Ltd. (The)	579,700	2,036,213
Keiyo Co. Ltd.	51,200	311,943
Kenedix Office Investment Corp.	4,032	9,184,912
Kenedix Residential Next Investment Corp.	6,450	9,456,154
Kenedix Retail REIT Corp.	4,542	8,165,017
Kewpie Corp.	504,800	7,969,443
Keyence Corp.	1,025,100	386,529,374
KFC Holdings Japan Ltd.	64,900	1,214,658
KH Neochem Co. Ltd.	168,300	2,872,613
Kikkoman Corp.	759,700	41,168,174
Kinden Corp.	765,600	7,790,255
Kintetsu Group Holdings Co. Ltd.	892,400	30,158,559
Kirin Holdings Co. Ltd.	4,278,600	62,895,127
Security	Shares	Value

Japan (continued)
Kisoji Co. Ltd.	140,700	$2,081,790
Kissei Pharmaceutical Co. Ltd.	160,600	2,836,894
Ki-Star Real Estate Co. Ltd.	46,800	1,451,004
Kitz Corp.	515,500	3,056,061
Kiyo Bank Ltd. (The)	401,300	3,864,510
Koa Corp.(b)	168,300	2,423,926
Kobayashi Pharmaceutical Co. Ltd.	273,500	14,513,764
Kobe Bussan Co. Ltd.	790,600	17,148,596
Kobe Steel Ltd.	1,745,500	7,158,108
Koei Tecmo Holdings Co. Ltd.	789,932	11,919,226
Kohnan Shoji Co. Ltd.	154,100	3,226,557
Koito Manufacturing Co. Ltd.	1,116,200	15,846,505
Kokuyo Co. Ltd.	574,700	7,128,292
Komatsu Ltd.	4,848,200	94,977,145
KOMEDA Holdings Co. Ltd.	229,700	3,836,296
Komeri Co. Ltd.	142,900	2,493,026
Konami Group Corp.	506,900	22,218,086
Konica Minolta Inc.	2,393,100	7,291,669
Konishi Co. Ltd.	96,500	1,127,265
Kose Corp.	174,800	17,448,616
Koshidaka Holdings Co. Ltd.	239,900	1,802,945
Kotobuki Spirits Co. Ltd.	106,700	5,469,867
K’s Holdings Corp.	871,000	6,825,514
Kubota Corp.	5,360,700	74,779,576
Kumagai Gumi Co. Ltd.	163,400	2,762,323
Kumiai Chemical Industry Co. Ltd.	542,827	3,567,523
Kura Sushi Inc.(b)	105,700	2,472,535
Kuraray Co. Ltd.	1,586,800	10,911,681
Kureha Corp.	89,400	5,740,334
Kurita Water Industries Ltd.	586,200	21,457,832
Kusuri no Aoki Holdings Co. Ltd.	80,300	3,870,692
KYB Corp.	91,600	2,003,836
Kyocera Corp.	1,670,900	80,915,714
Kyoei Steel Ltd.	98,600	870,630
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,217,311
KYORIN Holdings Inc.	398,100	4,926,057
Kyoritsu Maintenance Co. Ltd.(b)	152,100	6,265,908
Kyowa Kirin Co. Ltd.	1,403,100	33,045,364
Kyudenko Corp.	203,300	4,312,077
Kyushu Electric Power Co. Inc.	2,065,800	10,227,924
Kyushu Financial Group Inc.	2,066,900	5,226,421
Kyushu Railway Co.	695,700	14,549,666
LaSalle Logiport REIT	9,802	10,461,761
Lasertec Corp.	399,800	56,176,238
Lawson Inc.	237,300	7,581,026
Leopalace21 Corp.(a)	854,000	1,625,013
Life Corp.	86,000	1,281,826
Link And Motivation Inc.(b)	183,400	1,107,186
Lintec Corp.	210,000	3,150,755
Lion Corp.	1,209,200	12,221,014
LITALICO Inc.	79,900	1,688,503
Lixil Corp.	1,553,500	23,466,049
M&A Capital Partners Co. Ltd.(a)(b)	73,300	1,865,095
M3 Inc.	2,326,700	69,336,067
Mabuchi Motor Co. Ltd.	244,300	6,628,938
Macnica Holdings Inc.	237,700	4,754,256
Maeda Kosen Co. Ltd.	28,500	578,871
Makino Milling Machine Co. Ltd.	123,300	3,809,793
Makita Corp.	1,191,000	21,763,749
Management Solutions Co. Ltd.(b)	52,300	1,030,915

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mandom Corp.	211,900	$2,143,773
Mani Inc.	461,400	6,721,482
Marubeni Corp.	8,008,900	70,109,215
Maruha Nichiro Corp.	232,900	3,591,267
Marui Group Co. Ltd.	922,200	15,087,542
Maruichi Steel Tube Ltd.	279,700	5,279,527
MARUKA FURUSATO Corp.(b)	99,700	2,477,137
Maruwa Co. Ltd./Aichi	49,600	5,827,588
Matsuda Sangyo Co. Ltd.	29,100	434,121
Matsui Securities Co. Ltd.	780,200	4,154,849
MatsukiyoCocokara & Co.	577,050	21,009,608
Max Co. Ltd.	23,600	336,342
Maxell Ltd.	413,600	3,431,201
Maxvalu Tokai Co. Ltd.	2,500	47,138
Mazda Motor Corp.	2,950,800	19,867,618
McDonald’s Holdings Co. Japan Ltd.	477,700	16,584,428
MCJ Co. Ltd.(b)	248,500	1,569,368
Mebuki Financial Group Inc.	5,308,010	10,322,400
Medipal Holdings Corp.	885,500	10,978,471
Medley Inc.(a)(b)	122,600	2,972,918
MedPeer Inc.(a)(b)	74,400	764,636
Megachips Corp.	81,300	1,391,640
Megmilk Snow Brand Co. Ltd.	233,100	2,538,533
Meidensha Corp.	173,900	2,313,617
MEIJI Holdings Co. Ltd.	576,200	23,710,113
Meiko Electronics Co. Ltd.	104,700	1,856,081
Meitec Corp.	404,600	6,814,996
Melco Holdings Inc.	43,200	907,539
Menicon Co. Ltd.	315,900	5,393,662
Mercari Inc.(a)	563,300	9,351,372
METAWATER Co. Ltd.	50,500	646,273
Micronics Japan Co. Ltd.	182,000	1,682,540
Midac Holdings Co. Ltd.(b)	32,500	807,599
Milbon Co. Ltd.	141,600	5,838,697
Mimasu Semiconductor Industry Co. Ltd.	25,900	400,524
MINEBEA MITSUMI Inc.	1,937,659	28,635,554
Mirai Corp.	5,837	1,880,210
MIRAIT ONE corp.	559,700	5,378,511
MISUMI Group Inc.	1,484,100	31,610,507
Mitani Sekisan Co. Ltd.	13,900	357,360
Mitsubishi Chemical Group Corp.	6,691,600	30,228,305
Mitsubishi Corp.	6,620,900	179,352,755
Mitsubishi Electric Corp.	10,121,600	89,055,975
Mitsubishi Estate Co. Ltd.	6,206,200	78,044,789
Mitsubishi Estate Logistics REIT Investment Corp.	2,309	6,833,903
Mitsubishi Gas Chemical Co. Inc.	817,600	10,389,416
Mitsubishi HC Capital Inc.	3,795,870	16,288,294
Mitsubishi Heavy Industries Ltd.	1,669,600	57,507,796
Mitsubishi Logisnext Co. Ltd.	30,400	156,669
Mitsubishi Logistics Corp.	383,600	8,417,481
Mitsubishi Materials Corp.	613,000	8,012,204
Mitsubishi Motors Corp.(a)	3,534,400	11,906,456
Mitsubishi Pencil Co. Ltd.	172,600	1,679,907
Mitsubishi Research Institute Inc.	14,500	506,447
Mitsubishi Shokuhin Co. Ltd.	42,800	866,327
Mitsubishi UFJ Financial Group Inc.	62,793,200	296,625,591
Mitsui & Co. Ltd.	7,299,800	161,538,534
Mitsui Chemicals Inc.	953,700	17,651,960
Mitsui DM Sugar Holdings Co. Ltd.	108,800	1,389,960
Mitsui Fudosan Co. Ltd.	4,738,600	90,736,438
Security	Shares	Value

Japan (continued)
Mitsui Fudosan Logistics Park Inc.	2,812	$9,329,810
Mitsui High-Tec Inc.(b)	104,500	5,401,856
Mitsui Mining & Smelting Co. Ltd.	283,400	5,723,993
Mitsui OSK Lines Ltd.	1,802,000	35,670,928
Mitsui-Soko Holdings Co. Ltd.	112,800	2,351,457
Miura Co. Ltd.	496,000	10,101,245
Mixi Inc.	199,300	3,124,428
Mizuho Financial Group Inc.	12,602,270	136,299,365
Mizuho Leasing Co. Ltd.	139,300	3,035,120
Mochida Pharmaceutical Co. Ltd.	134,900	3,106,414
Modec Inc.(a)(b)	106,200	1,155,678
Monex Group Inc.	976,400	3,391,832
Money Forward Inc.(a)(b)	237,900	6,730,440
Monogatari Corp. (The)	44,300	2,029,577
MonotaRO Co. Ltd.	1,334,700	20,260,548
Mori Hills REIT Investment Corp.	8,572	9,389,540
Mori Trust Hotel Reit Inc.	119	112,889
Mori Trust Sogo REIT Inc.	6,093	6,080,302
Morinaga & Co. Ltd./Japan	203,600	5,092,479
Morinaga Milk Industry Co. Ltd.	190,800	5,413,055
Morita Holdings Corp.	90,400	775,275
MOS Food Services Inc.	139,600	2,961,588
MS&AD Insurance Group Holdings Inc.	2,336,000	61,860,092
Murata Manufacturing Co. Ltd.	3,029,800	143,428,963
Musashi Seimitsu Industry Co. Ltd.	246,400	2,843,758
Musashino Bank Ltd. (The)	114,400	1,321,090
Nabtesco Corp.	578,500	12,287,570
Nachi-Fujikoshi Corp.	86,300	2,260,772
Nafco Co. Ltd.	59,700	633,235
Nagaileben Co. Ltd.	59,700	819,313
Nagase & Co. Ltd.	612,600	8,346,251
Nagawa Co. Ltd.(b)	15,700	783,583
Nagoya Railroad Co. Ltd.	971,200	14,877,828
Nakanishi Inc.	429,400	7,834,847
Nankai Electric Railway Co. Ltd.	552,100	11,168,617
Nanto Bank Ltd. (The)	137,100	1,964,561
NEC Corp.	1,288,300	42,643,875
NEC Networks & System Integration Corp.	546,400	5,855,244
NET One Systems Co. Ltd.	449,200	9,225,967
Nexon Co. Ltd.	2,594,500	43,416,945
Nextage Co. Ltd.	224,300	4,323,271
NGK Insulators Ltd.	1,234,500	14,401,749
NGK Spark Plug Co. Ltd.	787,000	14,358,070
NH Foods Ltd.	439,400	10,471,550
NHK Spring Co. Ltd.	1,183,700	6,557,808
Nichias Corp.	396,900	6,123,405
Nichicon Corp.	405,500	3,817,320
Nichiden Corp.	59,200	699,837
Nichiha Corp.	127,000	2,404,935
Nichi-Iko Pharmaceutical Co. Ltd.(a)	423,000	1,325,653
Nichirei Corp.	558,400	8,684,482
Nidec Corp.(b)	2,358,800	129,696,234
Nifco Inc./Japan	483,400	11,226,697
Nihon Kohden Corp.	476,800	10,676,566
Nihon M&A Center Holdings Inc.	1,603,700	18,095,834
Nihon Parkerizing Co. Ltd.	629,000	4,088,944
Nikkiso Co. Ltd.	263,200	1,753,939
Nikkon Holdings Co. Ltd.	231,400	3,614,871
Nikon Corp.	1,571,900	15,202,051
Nintendo Co. Ltd.	5,808,000	235,799,530

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippn Corp., New	270,800	$2,850,434
Nippon Accommodations Fund Inc.	2,347	9,994,261
Nippon Building Fund Inc.	8,001	35,566,392
Nippon Carbon Co. Ltd.	8,900	251,937
Nippon Ceramic Co. Ltd.	46,000	799,248
Nippon Densetsu Kogyo Co. Ltd.	95,800	1,071,823
Nippon Electric Glass Co. Ltd.	468,500	8,112,353
Nippon Express Holdings Inc.	407,700	20,486,074
Nippon Gas Co. Ltd.	563,100	8,180,154
Nippon Kanzai Co. Ltd.	26,300	447,081
Nippon Kayaku Co. Ltd.	825,200	6,554,646
Nippon Light Metal Holdings Co. Ltd.	389,460	3,795,484
Nippon Paint Holdings Co. Ltd.	4,370,500	27,853,290
Nippon Paper Industries Co. Ltd.	512,800	2,985,342
Nippon Parking Development Co. Ltd.	365,700	634,825
Nippon Prologis REIT Inc.	11,861	24,887,844
NIPPON REIT Investment Corp.	2,409	5,946,937
Nippon Road Co. Ltd. (The)	24,900	1,024,808
Nippon Sanso Holdings Corp.	877,700	13,974,235
Nippon Seiki Co. Ltd.	116,100	590,132
Nippon Shinyaku Co. Ltd.	257,000	14,229,123
Nippon Shokubai Co. Ltd.	131,100	4,702,655
Nippon Signal Company Ltd.	272,300	1,845,701
Nippon Soda Co. Ltd.	122,000	3,639,602
Nippon Steel Corp.	4,221,708	57,915,587
Nippon Steel Trading Corp.	66,272	2,280,221
Nippon Suisan Kaisha Ltd.	1,821,600	6,488,847
Nippon Telegraph & Telephone Corp.	6,248,600	172,340,724
Nippon Television Holdings Inc.	205,700	1,533,965
Nippon Yusen KK	2,541,000	46,028,834
Nipro Corp.	805,900	6,075,096
Nishimatsu Construction Co. Ltd.	164,900	4,014,802
Nishimatsuya Chain Co. Ltd.	368,400	3,377,276
Nishi-Nippon Financial Holdings Inc.	856,900	4,370,363
Nishi-Nippon Railroad Co. Ltd.	425,000	8,335,843
Nishio Rent All Co. Ltd.	31,100	625,305
Nissan Chemical Corp.	672,900	30,290,846
Nissan Motor Co. Ltd.	12,187,100	38,843,982
Nissan Shatai Co. Ltd.	241,100	1,388,195
Nissha Co. Ltd.	224,400	2,641,946
Nisshin Oillio Group Ltd. (The)	132,900	2,849,483
Nisshin Seifun Group Inc.	1,094,700	11,828,907
Nisshinbo Holdings Inc.	744,800	5,162,791
Nissin Electric Co. Ltd.	426,700	3,960,669
Nissin Foods Holdings Co. Ltd.	327,600	21,205,174
Nitori Holdings Co. Ltd.	433,400	39,273,410
Nitta Corp.	100,500	1,950,070
Nittetsu Mining Co. Ltd.	18,600	370,049
Nitto Boseki Co. Ltd.	128,200	1,900,178
Nitto Denko Corp.	741,500	39,066,460
Nitto Kogyo Corp.	119,300	1,974,448
Noevir Holdings Co. Ltd.	88,700	3,278,885
NOF Corp.	431,800	14,852,381
Nohmi Bosai Ltd.	20,700	223,295
Nojima Corp.	272,400	2,268,641
NOK Corp.	541,100	4,426,303
Nomura Co. Ltd.	550,600	4,021,793
Nomura Holdings Inc.	15,188,800	49,150,318
Nomura Real Estate Holdings Inc.	617,900	13,966,892
Nomura Real Estate Master Fund Inc.	22,045	25,149,630
Security	Shares	Value

Japan (continued)
Nomura Research Institute Ltd.	1,761,440	$38,981,015
Noritake Co. Ltd./Nagoya Japan	58,100	1,612,892
Noritsu Koki Co. Ltd.	67,500	1,215,161
Noritz Corp.	120,300	1,234,823
North Pacific Bank Ltd.	2,302,900	3,658,047
NS Solutions Corp.	172,700	3,969,364
NS United Kaiun Kaisha Ltd.	49,100	1,222,013
NSD Co. Ltd.	516,000	8,817,695
NSK Ltd.	1,920,300	10,149,221
NTN Corp.	2,407,600	4,285,830
NTT Data Corp.	3,335,200	48,306,536
NTT UD REIT Investment Corp.	8,696	8,519,111
Obara Group Inc.	63,400	1,470,199
Obayashi Corp.	3,372,500	21,646,943
OBIC Business Consultants Co. Ltd.	153,500	4,412,350
Obic Co. Ltd.	382,400	57,384,059
Odakyu Electric Railway Co. Ltd.	1,512,300	17,978,145
Ogaki Kyoritsu Bank Ltd. (The)	186,500	2,201,685
Ohsho Food Service Corp.	70,300	2,997,454
Oiles Corp.	104,200	1,047,037
Oisix ra daichi Inc.(a)(b)	144,500	1,630,087
Oji Holdings Corp.	4,179,200	14,488,133
Okamoto Industries Inc.	43,900	1,094,843
Okamura Corp.	452,200	4,162,587
Okasan Securities Group Inc.	1,104,900	2,628,129
Oki Electric Industry Co. Ltd.	558,100	2,766,723
Okinawa Cellular Telephone Co.	115,000	2,174,714
Okinawa Electric Power Co. Inc. (The)	210,616	1,461,650
Okinawa Financial Group Inc.	71,200	986,072
OKUMA Corp.	124,600	4,170,947
Okumura Corp.	168,600	3,188,195
Olympus Corp.	6,489,400	136,825,684
Omron Corp.	977,000	45,565,662
One REIT Inc.	561	934,957
Ono Pharmaceutical Co. Ltd.	1,885,700	44,377,215
Open Door Inc.(a)(b)	61,400	735,888
Open House Group Co. Ltd.	427,500	15,205,918
Optex Group Co. Ltd.	103,600	1,426,243
Optorun Co. Ltd.	144,200	2,047,585
Oracle Corp. Japan	202,900	10,808,788
Organo Corp.	85,100	1,468,272
Orient Corp.	519,110	4,204,713
Oriental Land Co. Ltd./Japan	1,051,600	140,838,298
ORIX Corp.	6,228,700	91,485,219
Orix JREIT Inc.	14,098	18,914,105
Osaka Gas Co. Ltd.	1,955,600	28,957,931
Osaka Organic Chemical Industry Ltd.	74,300	992,779
Osaka Soda Co. Ltd.	16,400	398,584
OSG Corp.	502,800	6,392,230
Otsuka Corp.	607,400	19,128,321
Otsuka Holdings Co. Ltd.	2,027,700	64,996,900
Outsourcing Inc.	653,300	5,089,283
Pacific Metals Co. Ltd.	86,500	1,068,335
PAL GROUP Holdings Co. Ltd.	127,800	1,824,894
Paltac Corp.	159,700	4,536,409
Pan Pacific International Holdings Corp.	1,993,000	32,706,565
Panasonic Holdings Corp.	11,606,400	82,667,869
Paramount Bed Holdings Co. Ltd.	217,400	3,870,115
Park24 Co. Ltd.(a)	672,100	8,957,718
Pasona Group Inc.(b)	76,200	1,048,173

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Penta-Ocean Construction Co. Ltd.	1,575,800	$7,836,770
PeptiDream Inc.(a)	544,200	5,953,719
Persol Holdings Co. Ltd.	909,100	18,202,305
Pharma Foods International Co. Ltd.(b)	130,000	1,149,222
PHC Holdings Corp.	131,400	1,363,966
Pigeon Corp.	602,100	7,886,942
Pilot Corp.	146,300	5,688,037
Piolax Inc.	129,500	1,610,258
PKSHA Technology Inc.(a)(b)	83,200	1,088,245
Plenus Co. Ltd.	113,700	2,014,132
Plus Alpha Consulting Co. Ltd.(b)	39,800	630,008
Pola Orbis Holdings Inc.	501,600	5,540,251
Pressance Corp.	75,800	777,582
Prestige International Inc.	290,100	1,401,214
Prima Meat Packers Ltd.	148,700	1,967,766
Raito Kogyo Co. Ltd.	196,000	2,673,741
Raiznext Corp.	161,100	1,349,361
Raksul Inc.(a)(b)	127,500	2,507,563
Rakus Co. Ltd.(b)	515,800	5,728,684
Rakuten Group Inc.	4,594,300	20,510,635
Recruit Holdings Co. Ltd.	7,590,100	233,556,228
Relia Inc.	241,300	1,619,267
Relo Group Inc.	570,000	8,033,787
Renesas Electronics Corp.(a)	6,085,400	50,908,914
Rengo Co. Ltd.	1,004,300	5,579,505
RENOVA Inc.(a)(b)	192,300	4,220,499
Resona Holdings Inc.	11,539,638	43,492,337
Resorttrust Inc.	530,500	8,165,185
Retail Partners Co. Ltd.	28,400	233,976
Ricoh Co. Ltd.	3,027,100	22,181,947
Ricoh Leasing Co. Ltd.	65,300	1,594,446
Riken Keiki Co. Ltd.	25,700	706,636
Ringer Hut Co. Ltd.(b)	157,900	2,325,432
Rinnai Corp.	195,900	13,333,989
Riso Kagaku Corp.	66,700	1,059,477
Riso Kyoiku Co. Ltd.	322,200	666,575
Rohm Co. Ltd.	472,400	33,192,989
Rohto Pharmaceutical Co. Ltd.	551,600	17,159,197
Roland Corp.	64,800	1,838,756
Rorze Corp.	54,300	2,728,650
Round One Corp.	1,331,100	5,663,713
Royal Holdings Co. Ltd.	167,100	2,672,170
RS Technologies Co. Ltd.	26,900	1,334,076
Ryohin Keikaku Co. Ltd.	1,328,600	12,502,158
Ryosan Co. Ltd.	89,700	1,586,259
Ryoyo Electro Corp.	129,700	2,000,096
S Foods Inc.	45,400	831,010
Saibu Gas Holdings Co. Ltd.	101,400	1,175,779
Saizeriya Co. Ltd.	158,500	2,957,145
Sakai Moving Service Co. Ltd.	25,700	812,343
Sakata INX Corp.	32,000	228,998
Sakata Seed Corp.	187,400	6,176,664
SAMTY Co. Ltd.	74,200	1,172,680
Samty Residential Investment Corp.	424	342,431
San-A Co. Ltd.	105,300	3,071,219
San-Ai Obbli Co. Ltd.	30,300	250,269
SanBio Co. Ltd.(a)(b)	192,200	1,128,988
Sangetsu Corp.	231,300	2,449,145
San-in Godo Bank Ltd. (The)	829,400	3,949,836
Sanken Electric Co. Ltd.	127,200	4,357,143
Security	Shares	Value

Japan (continued)
Sanki Engineering Co. Ltd.	18,300	$198,096
Sankyo Co. Ltd.	184,300	6,085,926
Sankyu Inc.	232,300	6,926,419
Sanrio Co. Ltd.	289,300	7,714,208
Sansan Inc.(a)(b)	366,300	3,632,260
Santen Pharmaceutical Co. Ltd.	1,942,500	13,292,523
Sanwa Holdings Corp.	1,124,100	9,683,126
Sanyo Chemical Industries Ltd.	19,400	549,451
Sanyo Denki Co. Ltd.	32,800	1,200,624
Sanyo Special Steel Co. Ltd.	110,700	1,420,389
Sapporo Holdings Ltd.	428,100	9,442,512
Sato Holdings Corp.	160,200	1,976,265
Sawai Group Holdings Co. Ltd.	178,200	5,143,776
SB Technology Corp.	9,200	133,839
SBI Holdings Inc/Japan	1,289,400	23,291,796
SBS Holdings Inc.	54,900	1,068,950
SCREEN Holdings Co. Ltd.	198,600	10,900,540
SCSK Corp.	747,900	11,034,114
Secom Co. Ltd.	1,097,600	62,530,791
Sega Sammy Holdings Inc.	797,200	10,197,230
Seibu Holdings Inc.	1,164,800	10,426,386
Seiko Epson Corp.	1,453,700	19,735,657
Seiko Group Corp.	141,100	2,988,660
Seino Holdings Co. Ltd.	733,200	5,633,767
Seiren Co. Ltd.	216,100	3,384,796
Sekisui Chemical Co. Ltd.	1,928,500	24,083,155
Sekisui House Ltd.	3,291,900	54,654,752
Sekisui House Reit Inc.	22,015	11,862,695
Senko Group Holdings Co. Ltd.	661,300	4,417,421
Septeni Holdings Co. Ltd.	277,700	828,078
Seria Co. Ltd.	217,100	3,546,659
Seven & i Holdings Co. Ltd.	3,951,300	147,495,532
Seven Bank Ltd.	3,375,400	6,088,534
SG Holdings Co. Ltd.	1,519,500	20,135,034
Sharp Corp./Japan(b)	1,313,299	7,877,275
Shibaura Machine Co. Ltd.	147,600	2,865,260
SHIFT Inc.(a)	67,700	10,570,981
Shiga Bank Ltd. (The)	219,700	3,719,207
Shikoku Chemicals Corp.	86,100	749,546
Shikoku Electric Power Co. Inc.	842,600	4,053,621
Shima Seiki Manufacturing Ltd.	154,900	2,161,122
Shimadzu Corp.	1,251,200	32,960,189
Shimamura Co. Ltd.	115,800	9,364,442
Shimano Inc.	399,900	61,881,795
Shimizu Corp.	2,866,300	14,302,808
Shin-Etsu Chemical Co. Ltd.	1,976,000	205,365,553
Shin-Etsu Polymer Co. Ltd.	49,200	410,086
Shinko Electric Industries Co. Ltd.	412,300	9,908,096
Shinmaywa Industries Ltd.	501,200	3,418,018
Shinsei Bank Ltd.(b)	327,500	4,873,418
Shionogi & Co. Ltd.	1,389,000	64,501,330
Ship Healthcare Holdings Inc.	512,000	9,819,578
Shiseido Co. Ltd.	2,107,400	72,783,695
Shizuoka Financial Group Inc., NVS	2,216,400	13,996,166
Shizuoka Gas Co. Ltd.	137,200	1,004,982
SHO-BOND Holdings Co. Ltd.	198,800	8,600,101
Shochiku Co. Ltd.(a)	46,700	3,706,972
Shoei Co. Ltd.	91,300	3,367,000
Shoei Foods Corp.(b)	15,400	425,006
Showa Denko KK	916,200	13,375,192

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Showa Sangyo Co. Ltd.	79,900	$1,358,042
Siix Corp.	170,500	1,314,532
Simplex Holdings Inc.	130,300	2,076,920
SKY Perfect JSAT Holdings Inc.	1,323,000	4,633,848
Skylark Holdings Co. Ltd.(a)(b)	1,179,500	12,582,274
SMC Corp.	301,300	120,942,431
SMS Co. Ltd.	442,100	10,142,151
Snow Peak Inc.(b)	144,400	1,899,807
SoftBank Corp.	15,109,800	149,048,937
SoftBank Group Corp.	6,347,800	272,486,962
Sohgo Security Services Co. Ltd.	449,300	11,199,869
Sojitz Corp.	1,226,400	18,079,543
Solasto Corp.	190,900	1,149,455
Sompo Holdings Inc.	1,638,700	68,321,150
Sony Group Corp.	6,642,500	447,934,557
Sosei Group Corp.(a)(b)	458,800	6,261,527
SOSiLA Logistics REIT Inc.	2,771	2,656,108
Sotetsu Holdings Inc.	477,800	7,235,884
SPARX Group Co. Ltd.	7,020	70,753
S-Pool Inc.	312,800	1,997,453
Square Enix Holdings Co. Ltd.	467,000	20,838,489
SRE Holdings Corp.(a)(b)	56,400	1,428,385
Stanley Electric Co. Ltd.	698,000	11,866,346
Star Asia Investment Corp.	5,367	2,048,346
Star Micronics Co. Ltd.	227,100	2,601,437
Starts Corp. Inc.	138,400	2,444,623
Starts Proceed Investment Corp.	62	98,814
Strike Co. Ltd.	28,200	869,224
Subaru Corp.	3,229,800	50,484,423
Sugi Holdings Co. Ltd.	181,300	7,271,054
SUMCO Corp.	1,824,400	23,123,957
Sumitomo Bakelite Co. Ltd.	176,000	4,763,665
Sumitomo Chemical Co. Ltd.	7,694,000	25,907,681
Sumitomo Corp.	5,844,500	74,305,594
Sumitomo Electric Industries Ltd.	3,753,500	39,225,264
Sumitomo Forestry Co. Ltd.	733,500	11,474,558
Sumitomo Heavy Industries Ltd.	571,200	10,826,946
Sumitomo Metal Mining Co. Ltd.	1,286,100	36,050,454
Sumitomo Mitsui Construction Co. Ltd.	1,127,940	3,313,546
Sumitomo Mitsui Financial Group Inc.	6,830,200	191,802,657
Sumitomo Mitsui Trust Holdings Inc.	1,744,800	50,196,173
Sumitomo Osaka Cement Co. Ltd.	148,800	3,168,071
Sumitomo Pharma Co., Ltd.	914,100	6,367,539
Sumitomo Realty & Development Co. Ltd.	1,618,800	37,125,411
Sumitomo Riko Co. Ltd.	107,800	425,075
Sumitomo Rubber Industries Ltd.	868,900	7,454,202
Sumitomo Warehouse Co. Ltd. (The)	440,500	5,978,780
Sundrug Co. Ltd.	389,500	9,057,028
Suntory Beverage & Food Ltd.	720,800	24,115,573
Suruga Bank Ltd.	641,300	1,698,762
Suzuken Co. Ltd.	317,900	7,077,642
Suzuki Motor Corp.	1,935,400	65,435,501
Sysmex Corp.	883,900	47,574,905
Systena Corp.	1,914,300	5,365,550
T Hasegawa Co. Ltd.	114,100	2,427,132
T&D Holdings Inc.	2,754,500	27,242,560
Tadano Ltd.	628,200	3,839,991
Taihei Dengyo Kaisha Ltd.	54,000	1,191,936
Taiheiyo Cement Corp.	598,100	8,127,645
Taikisha Ltd.	120,700	2,847,786
Security	Shares	Value

Japan (continued)
Taisei Corp.	936,200	$25,502,666
Taisho Pharmaceutical Holdings Co. Ltd.	199,800	7,206,392
Taiyo Holdings Co. Ltd.	199,500	3,518,468
Taiyo Yuden Co. Ltd.	619,700	16,862,945
Takamatsu Construction Group Co. Ltd.	75,700	987,137
Takara Bio Inc.	235,400	2,754,081
Takara Holdings Inc.	844,100	5,871,479
Takara Leben Real Estate Investment Corp.	2,716	1,851,574
Takasago Thermal Engineering Co. Ltd.	220,700	2,684,828
Takashimaya Co. Ltd.	806,200	9,973,019
Takeda Pharmaceutical Co. Ltd.	7,887,980	208,313,652
Takeuchi Manufacturing Co. Ltd.	236,900	4,777,556
Takuma Co. Ltd.	475,200	3,945,234
Tama Home Co. Ltd.	78,600	1,232,224
Tamron Co. Ltd.	100,700	2,236,918
TBS Holdings Inc.	182,100	1,886,353
TDK Corp.	2,039,100	63,698,128
TechMatrix Corp.	185,800	2,110,252
TechnoPro Holdings Inc.	572,200	13,727,277
Teijin Ltd.	820,600	7,450,224
Tenma Corp.	67,200	934,255
Terumo Corp.	3,397,300	103,104,652
T-Gaia Corp.	114,300	1,272,277
THK Co. Ltd.	611,800	10,669,716
TIS Inc.	1,233,200	33,249,201
TKC Corp.	70,000	1,786,884
TKP Corp.(a)(b)	72,700	1,472,932
Toa Corp./Tokyo	90,400	1,477,985
Toagosei Co. Ltd.	647,800	4,977,203
Tobu Railway Co. Ltd.	978,200	22,628,188
TOC Co. Ltd.	109,700	570,135
Tocalo Co. Ltd.	488,500	3,902,925
Toda Corp.	1,315,700	6,576,210
Toei Animation Co. Ltd.(b)	43,700	4,483,962
Toei Co. Ltd.	36,600	4,495,641
Toenec Corp.	35,900	848,618
Toho Bank Ltd. (The)	885,400	1,220,472
Toho Co. Ltd./Tokyo	594,900	21,153,726
Toho Gas Co. Ltd.	402,100	7,491,844
Toho Holdings Co. Ltd.	402,100	5,468,338
Toho Titanium Co. Ltd.	175,000	2,637,214
Tohoku Electric Power Co. Inc.	2,358,900	9,908,338
Tokai Carbon Co. Ltd.	1,221,300	7,970,099
Tokai Corp./Gifu	56,700	719,928
TOKAI Holdings Corp.	690,800	4,125,658
Tokai Rika Co. Ltd.	247,600	2,583,827
Tokai Tokyo Financial Holdings Inc.	1,871,600	4,290,348
Token Corp.	50,510	2,662,607
Tokio Marine Holdings Inc.	9,639,200	174,519,232
Tokushu Tokai Paper Co. Ltd.	6,600	129,811
Tokuyama Corp.	381,300	4,446,105
Tokyo Century Corp.	184,700	6,299,633
Tokyo Electric Power Co. Holdings Inc.(a)	8,000,800	26,063,123
Tokyo Electron Ltd.	786,400	206,899,034
Tokyo Gas Co. Ltd.	2,052,500	36,681,233
Tokyo Ohka Kogyo Co. Ltd.	169,700	7,316,053
Tokyo Seimitsu Co. Ltd.	196,000	5,894,618
Tokyo Steel Manufacturing Co. Ltd.	449,500	3,859,276
Tokyo Tatemono Co. Ltd.	1,088,400	14,968,031
Tokyotokeiba Co. Ltd.	76,000	2,115,934

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyu Construction Co. Ltd.	587,000	$2,463,455
Tokyu Corp.	2,762,100	31,848,394
Tokyu Fudosan Holdings Corp.	3,217,000	16,321,683
Tokyu REIT Inc.	6,084	8,665,696
TOMONY Holdings Inc.	896,400	1,947,584
Tomy Co. Ltd.	566,600	4,975,234
Topcon Corp.	614,900	6,725,982
Toppan Inc.	1,436,500	21,424,200
Topre Corp.	181,500	1,435,146
Toray Industries Inc.	7,216,700	35,054,029
Toridoll Holdings Corp.(b)	266,800	5,187,623
Torii Pharmaceutical Co. Ltd.	48,600	986,181
Tosei Corp.	25,600	244,148
Toshiba Corp.	2,036,900	70,683,552
Toshiba TEC Corp.	164,000	4,245,842
Tosho Co. Ltd.	31,000	237,398
Tosoh Corp.	1,335,200	14,526,281
Totetsu Kogyo Co. Ltd.	113,900	1,890,890
TOTO Ltd.	729,300	20,801,576
Towa Pharmaceutical Co. Ltd.	68,600	1,032,561
Toyo Construction Co. Ltd.	157,100	949,251
Toyo Gosei Co. Ltd.	24,900	1,279,823
Toyo Ink SC Holdings Co. Ltd.	172,500	2,221,082
Toyo Seikan Group Holdings Ltd.	703,400	8,045,097
Toyo Suisan Kaisha Ltd.	490,400	18,398,422
Toyo Tanso Co. Ltd.	106,900	2,675,299
Toyo Tire Corp.	620,700	7,281,720
Toyobo Co. Ltd.	537,300	3,753,160
Toyoda Gosei Co. Ltd.	317,600	5,077,387
Toyota Boshoku Corp.	483,500	6,152,334
Toyota Industries Corp.	762,700	39,290,648
Toyota Motor Corp.	55,882,725	775,350,412
Toyota Tsusho Corp.	1,123,400	37,707,921
Trancom Co. Ltd.	6,600	338,166
Transcosmos Inc.	105,600	2,427,665
TRE Holdings Corp.	167,100	1,802,232
Trend Micro Inc/Japan	698,800	35,235,936
Tri Chemical Laboratories Inc.	125,900	1,882,736
Trusco Nakayama Corp.	217,500	2,913,317
TS Tech Co. Ltd.	502,700	5,257,086
Tsubakimoto Chain Co.	115,900	2,481,390
Tsugami Corp.	185,500	1,389,245
Tsumura & Co.	448,000	9,357,093
Tsuruha Holdings Inc.	208,600	12,118,737
TV Asahi Holdings Corp.	100,400	940,434
UACJ Corp.	147,600	2,098,688
UBE Corp.	529,400	6,828,093
Ulvac Inc.	243,400	9,595,074
Unicharm Corp.	2,113,100	64,220,108
United Arrows Ltd.	107,900	1,466,121
United Super Markets Holdings Inc.	452,900	3,188,904
United Urban Investment Corp.	15,774	16,689,326
Universal Entertainment Corp.(a)	89,800	1,211,640
Usen-Next Holdings Co. Ltd.	70,700	1,083,230
Ushio Inc.	547,500	5,685,451
USS Co. Ltd.	1,171,800	17,680,988
UT Group Co. Ltd.	144,500	2,355,520
Valor Holdings Co. Ltd.	194,300	2,246,774
ValueCommerce Co. Ltd.	68,100	993,431
Vector Inc.	110,500	821,168
Security	Shares	Value

Japan (continued)
Vision Inc./Tokyo Japan(a)	164,900	$1,394,026
Visional Inc.(a)	86,000	5,845,844
VT Holdings Co. Ltd.	556,100	1,801,644
Wacoal Holdings Corp.	246,500	3,969,166
Wacom Co. Ltd.	835,500	3,625,468
WealthNavi Inc.(a)(b)	166,400	1,549,045
Weathernews Inc.	23,400	1,218,747
Welcia Holdings Co. Ltd.	506,800	10,592,823
West Holdings Corp.	122,930	3,673,594
West Japan Railway Co.	1,150,900	45,629,236
Workman Co. Ltd.(b)	107,400	3,663,907
Yakult Honsha Co. Ltd.	667,900	37,000,948
Yamada Holdings Co. Ltd.	3,900,400	12,569,087
Yamaguchi Financial Group Inc.	1,195,800	6,297,395
Yamaha Corp.	742,700	28,040,083
Yamaha Motor Co. Ltd.	1,560,500	32,212,703
YA-MAN Ltd.(b)	190,900	1,430,855
Yamato Holdings Co. Ltd.	1,533,800	22,714,463
Yamato Kogyo Co. Ltd.	185,500	5,386,889
Yamazaki Baking Co. Ltd.	625,300	6,371,384
Yamazen Corp.	424,000	2,636,042
Yaoko Co. Ltd.	86,900	3,780,415
Yaskawa Electric Corp.	1,262,200	34,949,422
Yellow Hat Ltd.	157,500	1,888,330
Yodogawa Steel Works Ltd.	62,000	1,007,868
Yokogawa Bridge Holdings Corp.	124,000	1,647,912
Yokogawa Electric Corp.	1,191,300	19,919,849
Yokohama Rubber Co. Ltd. (The)	660,000	10,320,492
Yokorei Co. Ltd.	268,900	1,631,009
Yokowo Co. Ltd.	44,300	603,817
Yonex Co. Ltd.	290,800	2,693,991
Yoshinoya Holdings Co. Ltd.	468,800	7,368,063
Yuasa Trading Co. Ltd.	61,900	1,540,714
Z Holdings Corp.	14,083,500	36,346,105
Zenkoku Hosho Co. Ltd.	248,100	8,186,524
Zenrin Co. Ltd.	155,900	917,636
Zensho Holdings Co. Ltd.	522,800	13,047,683
Zeon Corp.	783,400	6,603,485
ZERIA Pharmaceutical Co. Ltd.	18,600	277,076
Zojirushi Corp.	84,400	851,016
ZOZO Inc.	660,000	14,004,010
Zuken Inc.	28,500	642,421
		18,569,182,543
Luxembourg — 0.0%
Tonies SE(a)(b)	211,726	1,062,930

Netherlands — 4.2%
Aalberts NV	528,221	18,324,867
ABN AMRO Bank NV, CVA(d)	2,193,975	21,568,158
Adyen NV(a)(d)	114,262	163,120,292
Aegon NV	9,296,151	43,033,345
AerCap Holdings NV(a)(b)	702,899	37,541,836
Akzo Nobel NV	956,367	59,041,734
Alfen Beheer BV(a)(d)	114,407	12,136,143
AMG Advanced Metallurgical Group NV	188,197	5,879,820
Arcadis NV	425,768	14,449,312
Argenx SE(a)	288,667	112,075,069
Ariston Holding NV	439,341	3,750,581
ASM International NV	246,624	54,558,086
ASML Holding NV	2,144,086	1,005,762,008

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
ASR Nederland NV	732,701	$32,262,929
Basic-Fit NV(a)(b)(d)	275,667	6,942,936
BE Semiconductor Industries NV	400,081	20,390,034
Brunel International NV	220,557	2,031,612
CM.Com NV(a)(b)	80,417	901,951
Corbion NV(b)	334,232	8,900,312
COSMO Pharmaceuticals NV	55,244	3,226,213
CureVac NV(a)(b)	292,302	2,129,819
Davide Campari-Milano NV	2,828,897	25,404,403
Ebusco Holding NV(a)(b)	76,325	1,174,078
Eurocommercial Properties NV	272,639	5,995,287
Euronext NV(d)	451,647	28,665,511
EXOR NV, NVS(a)	556,275	37,382,225
Fastned BV(a)(b)	19,031	653,161
Flow Traders(d)	183,101	4,407,930
Fugro NV(a)	503,160	6,535,630
Heineken Holding NV	537,138	36,651,169
Heineken NV	1,368,823	114,343,523
IMCD NV	301,854	39,148,769
ING Groep NV(a)	20,520,214	201,910,397
InPost SA(a)	1,207,639	7,698,238
Intertrust NV(a)(d)	493,036	9,725,364
Iveco Group NV(a)	1,059,366	5,724,459
JDE Peet’s NV	516,610	14,788,013
Just Eat Takeaway.com NV(a)(b)(d)	959,986	16,473,437
Koninklijke Ahold Delhaize NV	5,492,654	153,180,593
Koninklijke BAM Groep NV(a)	1,702,480	3,715,526
Koninklijke DSM NV	914,799	107,608,104
Koninklijke KPN NV	17,249,329	48,248,192
Koninklijke Philips NV	4,654,547	59,042,360
Koninklijke Vopak NV	382,494	7,815,116
Meltwater Holding BV(a)(b)	729,796	896,362
MFE-MediaForEurope NV	1,949,408	683,860
MFE-MediaForEurope NV, Class B	1,707,691	852,895
NN Group NV	1,450,205	61,405,210
NSI NV	128,156	3,064,194
OCI NV	572,808	21,908,695
Pharming Group NV(a)(b)	4,196,652	4,341,801
PostNL NV	2,018,376	3,160,149
Prosus NV	4,364,292	188,719,255
QIAGEN NV(a)	1,197,169	51,697,521
Randstad NV	621,953	30,997,634
RHI Magnesita NV	140,164	2,979,313
SBM Offshore NV	721,085	9,758,743
Shop Apotheke Europe NV(a)(b)(d)	77,136	3,194,171
Signify NV(d)	667,154	18,483,610
Sligro Food Group NV	125,204	1,816,398
SNS Real NV(b)(c)	3,991	—
Stellantis NV	11,570,028	156,097,800
Technip Energies NV	705,378	9,105,554
TKH Group NV	234,442	8,290,392
TomTom NV(a)(b)	522,055	4,080,935
Universal Music Group NV	3,818,639	74,980,686
Van Lanschot Kempen NV	181,440	3,915,808
Vastned Retail NV	135,835	2,758,609
Wereldhave NV	222,132	2,720,375
Wolters Kluwer NV	1,381,021	146,745,241
		3,376,973,753
New Zealand — 0.4%
a2 Milk Co. Ltd. (The)(a)(b)	3,892,944	13,114,808
Security	Shares	Value

New Zealand (continued)
Air New Zealand Ltd.(a)(b)	3,920,593	$1,778,327
Argosy Property Ltd.	3,792,401	2,614,143
Auckland International Airport Ltd.(a)	6,640,131	29,684,167
Chorus Ltd.	2,251,083	10,867,574
Contact Energy Ltd.	4,014,992	17,611,383
Fisher & Paykel Healthcare Corp. Ltd.	3,094,177	35,165,379
Fletcher Building Ltd.	4,304,239	12,852,159
Genesis Energy Ltd.	2,852,547	4,690,858
Goodman Property Trust	4,892,498	5,883,507
Infratil Ltd.	3,865,947	19,630,380
Kiwi Property Group Ltd.	6,734,547	3,535,670
Mercury NZ Ltd.	4,088,007	13,822,743
Meridian Energy Ltd.	6,764,247	19,173,910
Oceania Healthcare Ltd.	1,153,224	575,892
Precinct Properties New Zealand Ltd.	6,076,193	4,359,121
Pushpay Holdings Ltd.(a)	5,730,975	4,157,100
Ryman Healthcare Ltd.	2,352,886	11,459,227
SKYCITY Entertainment Group Ltd.(a)	3,727,278	6,284,005
Spark New Zealand Ltd.	9,862,745	29,359,045
Summerset Group Holdings Ltd.	1,573,164	8,851,160
Vulcan Steel Ltd.	276,287	1,325,784
Warehouse Group Ltd. (The)(b)	627,796	1,131,502
Xero Ltd.(a)	721,989	35,853,016
		293,780,860
Norway — 1.0%
Adevinta ASA(a)	1,563,046	10,699,624
Aker ASA, Class A	135,718	9,576,763
Aker BP ASA	1,675,557	53,226,327
Aker Carbon Capture ASA(a)	1,789,193	2,013,418
Aker Horizons Holding AS(a)	905,544	1,137,878
Aker Solutions ASA	1,398,541	5,339,699
Atea ASA	569,055	6,332,164
Austevoll Seafood ASA	592,179	4,388,061
Bakkafrost P/F	258,434	12,926,311
Bewi ASA(a)	243,660	1,152,847
Bonheur ASA	21,670	616,574
Borregaard ASA	635,755	8,547,922
BW Energy Ltd.(a)	304,562	767,438
BW LPG Ltd.(d)	606,615	4,907,958
Crayon Group Holding ASA(a)(b)(d)	329,640	2,732,913
DNB Bank ASA	4,813,161	85,129,789
DNO ASA	1,962,604	2,552,824
Elkem ASA(d)	2,040,394	6,778,705
Entra ASA(d)	598,046	5,451,180
Equinor ASA	5,123,224	186,658,103
Europris ASA(d)	916,106	5,454,644
Flex LNG Ltd.	170,017	5,280,897
Frontline Ltd./Bermuda	638,346	7,977,559
Gjensidige Forsikring ASA	1,035,139	18,921,022
Golden Ocean Group Ltd.	698,988	5,737,833
Grieg Seafood ASA	327,366	2,267,013
Hafnia Ltd.	645,146	3,322,423
Hexagon Composites ASA(a)(b)	447,010	1,027,068
Hexagon Purus ASA(a)(b)	140,614	272,787
Kahoot! ASA(a)(b)	1,440,526	3,071,490
Kongsberg Gruppen ASA	518,535	18,594,875
Leroy Seafood Group ASA	1,574,506	7,250,080
LINK Mobility Group Holding ASA(a)	853,957	663,047
Mowi ASA	2,166,919	32,342,952
MPC Container Ships AS	1,341,047	2,115,498

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
NEL ASA(a)(b)	8,132,885	$9,941,071
Nordic Semiconductor ASA(a)(b)	855,552	12,078,086
Norsk Hydro ASA	6,989,901	44,360,148
Norway Royal Salmon ASA(a)	31,632	401,632
Norwegian Air Shuttle ASA(a)(b)	3,439,260	2,754,014
Nykode Therapeutics AS(a)(b)	537,338	1,290,735
Odfjell Drilling Ltd.(a)	489,836	1,280,105
Orkla ASA	3,957,917	26,696,769
Protector Forsikring ASA	568,288	6,766,168
REC Silicon ASA(a)	1,406,389	2,702,047
Salmar ASA	305,475	10,356,104
Scatec ASA(d)	620,868	4,398,007
Schibsted ASA, Class A	383,163	5,913,736
Schibsted ASA, Class B	493,315	7,334,186
SpareBank 1 Nord Norge	21,429	177,810
SpareBank 1 Oestlandet	6,556	70,882
SpareBank 1 SMN	1,109,449	11,975,656
SpareBank 1 SR-Bank ASA	1,010,529	10,290,403
Stolt-Nielsen Ltd.	106,537	2,555,166
Storebrand ASA	2,436,964	18,958,000
Telenor ASA	3,662,031	33,280,052
TGS ASA	746,198	10,159,355
TOMRA Systems ASA	1,232,063	19,899,772
Veidekke ASA	578,415	4,810,986
Volue ASA(a)	20,276	52,717
Wallenius Wilhelmsen ASA	664,643	4,725,325
		778,464,618
Portugal — 0.2%
Altri SGPS SA(b)	652,029	3,628,309
Banco Comercial Portugues SA, Class R	47,224,984	6,728,378
Corticeira Amorim SGPS SA	35,358	341,738
CTT-Correios de Portugal SA(b)	827,909	2,555,516
EDP - Energias de Portugal SA	14,623,317	63,893,862
Galp Energia SGPS SA	2,611,089	26,510,642
Greenvolt Energias Renovaveis SA(a)(b)	219,704	1,687,623
Jeronimo Martins SGPS SA	1,501,704	31,074,771
Navigator Co. SA (The)	1,684,679	6,418,372
NOS SGPS SA	1,096,398	4,294,344
REN - Redes Energeticas Nacionais SGPS SA	3,006,995	7,782,762
Sonae SGPS SA	6,655,867	6,392,254
		161,308,571
Singapore — 1.6%
AEM Holdings Ltd.(b)	1,616,800	3,666,546
AIMS APAC REIT(b)	616,400	535,433
Bumitama Agri Ltd.	1,851,600	777,013
CapitaLand Ascendas REIT	18,562,303	34,343,801
CapitaLand Ascott Trust(b)	10,850,263	7,315,381
CapitaLand China Trust(b)	6,498,980	4,453,151
Capitaland India Trust(b)	3,915,600	3,098,770
CapitaLand Integrated Commercial Trust	28,290,057	37,545,258
Capitaland Investment Ltd/Singapore	13,845,500	29,444,457
CDL Hospitality Trusts	6,577,346	5,389,999
City Developments Ltd.	2,168,800	11,693,327
ComfortDelGro Corp. Ltd.	11,050,200	9,919,678
Cromwell European Real Estate Investment Trust	984,640	1,527,720
DBS Group Holdings Ltd.	9,548,800	230,854,679
Digital Core REIT Management Pte Ltd.(b)	4,073,400	2,035,364
ESR-LOGOS REIT	39,233,527	9,417,765
Far East Hospitality Trust	584,700	237,363
Security	Shares	Value

Singapore (continued)
First Resources Ltd.(b)	2,872,700	$3,018,155
Frasers Centrepoint Trust(b)	5,890,588	8,656,834
Frasers Logistics & Commercial Trust	15,881,986	12,343,240
Frencken Group Ltd.(b)	798,300	473,781
Genting Singapore Ltd.	31,027,600	17,644,526
Golden Agri-Resources Ltd.	38,782,200	7,952,625
Grab Holdings Ltd., Class A(a)(b)	6,823,322	17,740,637
Haw Par Corp. Ltd.(b)	635,600	4,243,267
Hour Glass Ltd. (The)(b)	1,276,400	1,759,693
Hutchison Port Holdings Trust, Class U	29,310,600	4,787,124
iFAST Corp. Ltd.(b)	822,300	2,355,957
Kenon Holdings Ltd./Singapore	120,995	4,635,533
Keppel Corp. Ltd.	7,628,400	37,547,124
Keppel DC REIT	7,374,300	9,165,001
Keppel Infrastructure Trust	18,833,400	7,047,438
Keppel Pacific Oak US REIT	989,000	534,155
Keppel REIT(b)	14,669,180	9,274,163
Lendlease Global Commercial REIT	5,638,709	2,790,950
Manulife US Real Estate Investment Trust	8,039,100	2,935,485
Mapletree Industrial Trust	10,720,520	16,669,629
Mapletree Logistics Trust	17,043,679	18,292,457
Mapletree Pan Asia Commercial Trust	12,421,456	13,939,469
Maxeon Solar Technologies Ltd.(a)(b)	115,155	1,989,878
Nanofilm Technologies International Ltd.(b)	1,516,800	1,866,216
NetLink NBN Trust	20,564,800	12,422,092
Olam Group Ltd.	4,723,800	4,472,263
OUE Commercial Real Estate Investment Trust	11,486,140	2,637,147
Oversea-Chinese Banking Corp. Ltd.	17,785,600	152,673,055
Parkway Life REIT	2,655,700	7,501,411
Prime U.S. REIT	3,323,900	1,562,472
Raffles Medical Group Ltd.	6,461,600	6,071,051
Riverstone Holdings Ltd./Singapore(b)	2,306,300	878,818
Sasseur Real Estate Investment Trust	291,800	146,411
SATS Ltd.(a)(b)	3,645,200	7,036,217
Sea Ltd., ADR(a)(b)	1,906,046	94,692,368
Sembcorp Industries Ltd.(b)	5,558,000	11,425,318
Sembcorp Marine Ltd.(a)(b)	88,913,920	7,967,896
Sheng Siong Group Ltd.	4,273,900	4,713,795
SIA Engineering Co. Ltd.(a)(b)	308,000	470,202
Singapore Airlines Ltd.(a)(b)	7,113,300	26,385,409
Singapore Exchange Ltd.	3,062,400	18,210,952
Singapore Post Ltd.(b)	9,540,300	3,643,018
Singapore Technologies Engineering Ltd.	8,519,700	19,862,270
Singapore Telecommunications Ltd.	43,274,500	76,195,341
SPH REIT(b)	4,422,295	2,545,606
Starhill Global REIT	10,452,400	3,805,269
StarHub Ltd.	4,033,000	3,048,929
Straits Trading Co. Ltd.(b)	792,724	1,153,952
Suntec REIT(b)	12,001,000	10,944,919
TDCX Inc., ADR(a)(b)	117,274	1,517,526
United Overseas Bank Ltd.	6,209,800	121,828,735
UOL Group Ltd.	2,368,900	10,346,855
Venture Corp. Ltd.	1,470,500	16,548,047
Wilmar International Ltd.	10,071,900	27,592,495
Yangzijiang Financial Holding Ltd.(a)(b)	13,750,900	3,011,055
Yangzijiang Shipbuilding Holdings Ltd.	14,610,800	12,385,945
Yanlord Land Group Ltd.(b)	6,125,300	3,743,577
		1,277,359,458
Spain — 2.4%
Acciona SA	127,658	22,986,302

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Acerinox SA	1,078,800	$9,454,649
ACS Actividades de Construccion y Servicios SA	1,242,488	31,883,810
Aena SME SA(a)(d)	393,308	46,226,043
Almirall SA	427,142	3,979,882
Amadeus IT Group SA(a)	2,367,123	123,457,920
Applus Services SA	867,936	5,125,198
Atresmedia Corp. de Medios de Comunicacion SA	712,400	2,055,900
Audax Renovables SA(a)(b)	327,801	238,631
Banco Bilbao Vizcaya Argentaria SA	34,862,839	179,849,996
Banco de Sabadell SA	29,213,030	22,984,926
Banco Santander SA	89,381,297	231,808,211
Bankinter SA	3,474,120	21,014,806
Befesa SA(d)	210,328	7,305,183
CaixaBank SA	23,210,519	76,967,085
Cellnex Telecom SA(d)	2,860,122	93,612,461
Cia. de Distribucion Integral Logista Holdings SA	330,239	6,829,828
Cie. Automotive SA	341,487	8,698,761
Construcciones y Auxiliar de Ferrocarriles SA(b)	151,512	3,955,771
Corp Financiera Alba SA	108,543	4,827,041
Distribuidora Internacional de Alimentacion SA(a)	11,100,995	134,817
Ebro Foods SA	420,228	6,552,676
EDP Renovaveis SA	1,513,589	31,849,665
eDreams ODIGEO SA(a)	111,162	459,818
Enagas SA	815,479	13,238,405
Ence Energia y Celulosa SA	955,278	3,271,691
Endesa SA	1,675,906	28,001,102
Faes Farma SA	2,109,041	7,960,544
Ferrovial SA	2,524,492	61,694,432
Fluidra SA	501,860	6,815,687
Gestamp Automocion SA(d)	1,112,423	3,917,164
Global Dominion Access SA(d)	327,806	1,201,870
Grenergy Renovables SA(a)	62,115	1,916,068
Grifols SA(a)(b)	1,568,391	13,343,201
Grupo Catalana Occidente SA	258,468	7,019,771
Iberdrola SA	31,343,636	318,742,002
Indra Sistemas SA(b)	928,312	8,302,515
Industria de Diseno Textil SA	5,710,006	129,606,838
Inmobiliaria Colonial Socimi SA	1,510,703	7,967,160
Laboratorios Farmaceuticos Rovi SA	102,627	4,667,703
Lar Espana Real Estate Socimi SA	671,438	2,617,698
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,466,078	3,248,520
Mapfre SA	4,963,206	8,512,843
Mediaset Espana Comunicacion SA(a)	907,430	2,822,239
Melia Hotels International SA(a)	693,043	3,222,150
Merlin Properties Socimi SA	1,694,627	14,364,632
Naturgy Energy Group SA	755,468	19,387,221
Neinor Homes SA(d)	291,252	2,328,460
Pharma Mar SA	82,137	4,921,485
Prosegur Cash SA(d)	196,989	118,362
Prosegur Cia. de Seguridad SA	1,556,931	2,899,382
Red Electrica Corp. SA	1,672,728	27,057,554
Repsol SA	7,554,428	102,773,951
Sacyr SA	2,829,305	6,940,637
Siemens Gamesa Renewable Energy SA(a)	1,261,550	22,365,590
Solaria Energia y Medio Ambiente SA(a)	412,312	6,521,177
Soltec Power Holdings SA(a)(b)	93,899	395,516
Tecnicas Reunidas SA(a)(b)	223,837	1,597,623
Telefonica SA	27,962,531	96,392,265
Unicaja Banco SA(d)	9,858,482	8,739,432
Security	Shares	Value

Spain (continued)
Viscofan SA	209,530	$12,476,880
		1,909,629,150
Sweden — 3.5%
AAK AB	981,523	14,308,099
AcadeMedia AB(d)	161,649	691,911
AddLife AB	587,801	5,494,971
AddTech AB, Class B	1,319,897	15,948,747
AFRY AB	578,843	7,773,158
Alfa Laval AB	1,522,527	37,477,460
Alleima AB, NVS(a)	1,120,826	3,818,921
Ambea AB(d)	177,085	626,386
Arjo AB, Class B	1,352,081	5,393,429
Assa Abloy AB, Class B	5,311,059	107,241,281
Atlas Copco AB, Class A	14,196,168	151,519,227
Atlas Copco AB, Class B	8,155,091	78,869,177
Atrium Ljungberg AB, Class B	270,207	3,613,773
Attendo AB(a)(d)	699,165	1,443,328
Avanza Bank Holding AB(b)	693,027	13,823,830
Axfood AB	590,191	14,612,307
Beijer Alma AB	236,597	3,307,984
Beijer Ref AB(b)	1,293,162	20,047,145
Betsson AB	687,436	4,999,191
BHG Group AB(a)(b)	541,040	906,670
BICO Group AB, Class B(a)(b)	239,794	919,463
Bilia AB, Class A	500,450	5,300,884
Billerud AB	1,213,899	15,671,067
BioArctic AB(a)(d)	110,133	2,294,501
BioGaia AB	534,722	4,237,599
Biotage AB	388,114	6,370,274
Boliden AB	1,433,666	41,692,295
Bonava AB, Class B	506,108	1,480,339
Boozt AB(a)(b)(d)	288,449	2,103,575
Bravida Holding AB(d)	1,360,659	12,747,904
Bufab AB	83,264	1,573,675
Bure Equity AB	280,310	5,409,433
Calliditas Therapeutics AB, Class B(a)(b)	165,344	1,258,168
Camurus AB(a)	120,063	2,785,644
Castellum AB	1,357,115	15,517,374
Catena AB	179,631	6,100,784
Cellavision AB	25,095	470,577
Cibus Nordic Real Estate AB	149,311	2,039,489
Cint Group AB(a)(b)	783,295	4,125,450
Clas Ohlson AB, Class B	151,714	1,013,160
Cloetta AB, Class B	1,390,326	2,541,434
Collector Bank AB(a)	126,685	309,679
Coor Service Management Holding AB(d)	390,472	2,074,570
Corem Property Group AB, Class B	3,111,916	1,937,166
Creades AB, Class A	229,828	1,542,768
Dios Fastigheter AB	303,482	1,992,894
Dometic Group AB(d)	1,712,850	9,806,877
Duni AB(a)(b)	26,733	179,895
Dustin Group AB(d)	247,285	1,028,911
Electrolux AB, Class B(b)	1,190,105	14,682,533
Electrolux Professional AB, Class B	1,607,916	6,070,429
Elekta AB, Class B	2,005,242	10,192,200
Embracer Group AB(a)(b)	3,543,782	17,048,251
Epiroc AB, Class A	3,468,684	53,100,166
Epiroc AB, Class B	2,030,548	27,264,517
EQT AB	1,584,604	31,184,909
Essity AB, Class B	3,217,872	67,988,334

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Evolution AB(d)	967,187	$90,221,789
Fabege AB	1,397,069	10,142,706
Fagerhult AB	462,603	1,843,507
Fastighets AB Balder, Class B(a)	3,413,985	12,814,876
Fingerprint Cards AB, Class B(a)(b)	1,614,458	763,636
Fortnox AB	2,579,936	10,964,221
GARO AB(b)	171,845	1,732,614
Getinge AB, Class B	1,211,288	24,580,646
Granges AB	646,472	4,368,669
H & M Hennes & Mauritz AB, Class B	3,861,252	38,891,127
Hemnet Group AB	205,661	2,555,027
Hexagon AB, Class B	10,283,892	101,665,399
Hexatronic Group AB	891,120	12,059,656
Hexpol AB	1,523,677	15,038,892
HMS Networks AB	84,708	2,179,408
Holmen AB, Class B	515,245	18,698,455
Hufvudstaden AB, Class A	678,950	8,090,904
Humble Group AB(a)	893,035	681,022
Husqvarna AB, Class B	2,282,763	13,553,099
Implantica AG, SDR(a)	77,688	335,626
Industrivarden AB, Class A	679,097	15,380,114
Industrivarden AB, Class C	815,954	18,322,588
Indutrade AB	1,497,853	26,224,341
Instalco AB	1,004,195	4,028,150
Intrum AB(b)	408,293	5,137,221
Investment AB Latour, Class B	775,052	13,092,390
Investor AB, Class A	2,580,449	43,879,897
Investor AB, Class B	9,649,278	157,482,102
INVISIO AB(b)	204,019	3,027,663
Inwido AB	439,358	3,946,762
JM AB	345,531	5,202,626
Kambi Group PLC, Class B(a)	139,354	2,203,416
K-Fast Holding AB(a)(b)	111,017	228,096
Kindred Group PLC	1,264,343	10,967,962
Kinnevik AB, Class B(a)	1,266,477	15,645,348
KNOW IT AB	130,765	2,602,600
L E Lundbergforetagen AB, Class B	404,668	15,971,284
Lifco AB, Class B	1,240,706	17,927,990
Lime Technologies AB(b)	48,337	883,455
Lindab International AB	457,273	4,864,081
Loomis AB	422,115	11,818,596
MEKO AB	273,976	2,589,031
Millicom International Cellular SA, SDR(a)(b)	908,862	9,864,258
MIPS AB	148,135	4,791,000
Modern Times Group MTG AB, Class B	517,757	3,881,556
Munters Group AB(d)	376,992	2,941,233
Mycronic AB	434,389	6,817,328
NCC AB, Class B	495,616	4,129,693
New Wave Group AB, Class B	225,686	3,136,662
Nibe Industrier AB, Class B	7,973,860	63,605,659
Nobia AB	933,204	1,554,029
Nolato AB, Class B	1,253,926	5,288,856
Nordnet AB publ	718,355	8,898,854
Note AB(a)	89,934	1,299,274
Nyfosa AB	1,038,445	6,205,869
OX2 AB(a)	162,831	1,123,454
Pandox AB(a)	506,927	6,207,897
Paradox Interactive AB(b)	154,569	2,669,741
Peab AB, Class B	1,060,242	5,501,210
Platzer Fastigheter Holding AB, Class B	324,794	2,013,264
Security	Shares	Value

Sweden (continued)
PowerCell Sweden AB(a)	257,029	$2,823,083
Ratos AB, Class B	1,254,688	4,696,402
Re:NewCell AB(a)(b)	131,166	686,104
Resurs Holding AB(d)	420,414	913,544
Rvrc Holding AB	103,836	257,305
Saab AB, Class B	382,733	13,523,501
Sagax AB, Class B	996,549	18,363,745
Samhallsbyggnadsbolaget i Norden AB(b)	6,019,973	8,270,753
Samhallsbyggnadsbolaget i Norden AB, Class D(b)	483,519	795,017
Sandvik AB	5,630,935	87,993,195
Scandic Hotels Group AB(a)(d)	748,089	2,372,361
Sdiptech AB, Class B(a)	151,564	2,922,449
Sectra AB, NVS	517,645	6,862,352
Securitas AB, Class B(b)	2,556,566	20,889,207
Sedana Medical AB(a)(b)	348,276	631,280
Sinch AB(a)(b)(d)	2,938,929	6,900,487
Skandinaviska Enskilda Banken AB, Class A	8,544,873	90,091,940
Skanska AB, Class B	1,777,881	27,648,441
SKF AB, Class B	2,017,119	29,199,031
SkiStar AB	143,975	1,377,710
SSAB AB, Class A	1,135,768	5,463,120
SSAB AB, Class B	3,436,705	15,968,377
Stillfront Group AB(a)(b)	2,831,688	5,511,461
Storskogen Group AB(b)	7,343,034	5,361,485
Storytel AB(a)(b)	214,180	756,758
Surgical Science Sweden AB(a)(b)	104,102	1,500,669
Svenska Cellulosa AB SCA, Class B	3,209,948	37,870,273
Svenska Handelsbanken AB, Class A	7,626,121	70,854,503
Svolder AB	500,286	2,594,676
Sweco AB, Class B	1,183,707	8,893,928
Swedbank AB, Class A	4,738,077	70,635,482
SwedenCare AB(b)	479,090	1,649,348
Swedish Match AB	8,013,330	82,416,207
Swedish Orphan Biovitrum AB(a)	893,350	16,454,979
Synsam AB(b)	232,743	1,044,969
Tele2 AB, Class B	2,965,572	24,305,872
Telefonaktiebolaget LM Ericsson, Class B	15,319,025	85,163,724
Telia Co. AB	13,923,310	36,893,494
Thule Group AB(d)	592,069	11,664,122
Trelleborg AB, Class B	1,258,638	27,714,020
Troax Group AB	107,933	1,601,926
Truecaller AB(a)	346,685	1,268,921
Vestum AB(a)(b)	614,664	858,765
Viaplay Group AB, Class B(a)	397,913	7,264,423
Vimian Group AB(a)	876,624	2,877,301
Vitec Software Group AB, Class B	54,387	1,995,628
Vitrolife AB	349,257	5,644,651
VNV Global AB(a)	451,693	969,212
Volati AB	63,330	579,315
Volvo AB, Class A	1,045,992	17,867,249
Volvo AB, Class B	7,920,194	129,629,230
Volvo Car AB, Class B(a)(b)	3,140,874	13,330,126
Wallenstam AB, Class B	2,191,287	7,731,066
Wihlborgs Fastigheter AB	1,653,268	10,830,932
XANO Industri AB, Class B	80,972	758,563
Xvivo Perfusion AB(a)	46,047	662,148
		2,810,315,842
Switzerland — 9.8%
ABB Ltd., Registered	8,590,766	238,568,141
Accelleron Industries AG, NVS	429,538	7,283,722

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Adecco Group AG, Registered	829,630	$25,964,070
Alcon Inc.	2,622,348	159,662,573
Allreal Holding AG, Registered	72,973	10,453,126
ALSO Holding AG, Registered	32,316	5,079,010
Arbonia AG(b)	348,923	4,240,953
Aryzta AG(a)	5,304,609	5,437,750
Autoneum Holding AG(b)	21,712	2,076,618
Bachem Holding AG, Class A(b)	175,490	12,583,697
Baloise Holding AG, Registered	236,326	32,287,361
Banque Cantonale Vaudoise, Registered	159,091	14,158,389
Barry Callebaut AG, Registered	18,662	35,306,859
Basilea Pharmaceutica AG, Registered(a)(b)	85,955	3,953,840
Belimo Holding AG, Registered	51,043	20,790,188
BKW AG	128,957	15,044,473
Bossard Holding AG, Class A, Registered	39,353	7,813,110
Bucher Industries AG, Registered	42,229	14,238,161
Burckhardt Compression Holding AG	21,238	9,187,522
Burkhalter Holding AG(b)	31,938	2,487,805
Bystronic AG, Registered	7,867	4,518,773
Cembra Money Bank AG	161,146	11,686,161
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,862	56,257,834
Chocoladefabriken Lindt & Spruengli AG, Registered	539	52,384,784
Cie. Financiere Richemont SA, Class A, Registered	2,747,063	268,480,155
Clariant AG, Registered	1,116,968	17,950,579
Coca-Cola HBC AG, Class DI	1,044,772	22,821,268
Coltene Holding AG, Registered	13,861	1,108,868
Comet Holding AG, Registered	46,559	7,412,087
Credit Suisse Group AG, Registered(b)	13,854,974	57,393,671
Daetwyler Holding AG, Bearer	47,126	8,363,656
DKSH Holding AG	194,223	14,011,356
dormakaba Holding AG	17,503	5,555,726
Dottikon Es Holding AG(a)(b)	14,492	3,362,356
Dufry AG, Registered(a)(b)	372,881	12,300,418
EFG International AG	630,011	5,156,190
Emmi AG, Registered	12,921	10,310,383
EMS-Chemie Holding AG, Registered	36,675	23,060,906
Flughafen Zurich AG, Registered(a)	101,682	15,774,557
Forbo Holding AG, Registered	6,168	7,466,493
Galenica AG(d)	281,034	20,191,735
Geberit AG, Registered	188,769	83,914,869
Georg Fischer Ltd.	424,888	23,532,323
Givaudan SA, Registered	48,624	145,236,941
Gurit Holding AG(b)	6,534	603,706
Helvetia Holding AG, Registered	191,615	19,027,814
Holcim AG	2,906,483	132,048,238
Huber + Suhner AG, Registered	110,754	9,865,030
Idorsia Ltd.(a)(b)	603,856	9,348,972
Implenia AG, Registered(a)	101,413	3,807,162
Inficon Holding AG, Registered	8,704	6,920,683
Interroll Holding AG, Registered	3,104	6,539,139
Intershop Holding AG	9,215	5,604,576
Julius Baer Group Ltd.	1,176,506	56,447,419
Kardex Holding AG, Registered	29,938	4,578,163
Komax Holding AG, Registered	26,273	6,166,183
Kuehne + Nagel International AG, Registered	284,756	60,614,915
Landis+Gyr Group AG(b)	139,732	8,052,327
LEM Holding SA, Registered	1,967	3,276,533
Leonteq AG	25,462	1,027,098
Logitech International SA, Registered	917,202	45,614,212
Security	Shares	Value

Switzerland (continued)
Lonza Group AG, Registered	391,047	$201,304,699
Medacta Group SA(b)(d)	28,419	2,557,100
Medartis Holding AG(a)(b)(d)	2,108	163,810
Medmix AG(d)	125,569	2,210,542
Meyer Burger Technology AG(a)(b)	12,156,741	5,823,593
Mobilezone Holding AG, Registered	466,954	7,405,728
Mobimo Holding AG, Registered	47,227	11,016,084
Molecular Partners AG(a)(b)	43,780	285,584
Montana Aerospace AG(a)(b)(d)	37,245	427,065
Nestle SA, Registered	14,814,205	1,612,656,600
Novartis AG, Registered	11,358,756	918,817,821
OC Oerlikon Corp. AG, Registered	1,174,474	7,586,073
Orior AG	33,925	2,364,924
Partners Group Holding AG	119,603	107,353,616
Peach Property Group AG(b)	48,788	1,038,091
PolyPeptide Group AG(d)	58,537	1,702,061
PSP Swiss Property AG, Registered	237,669	25,390,127
Rieter Holding AG, Registered(b)	23,534	1,961,604
Roche Holding AG, Bearer	137,673	55,880,105
Roche Holding AG, NVS	3,698,062	1,227,010,025
Schindler Holding AG, Participation Certificates, NVS	211,932	34,558,891
Schindler Holding AG, Registered	126,937	19,982,436
Schweiter Technologies AG, Bearer	6,350	4,254,152
Sensirion Holding AG(a)(b)(d)	35,183	3,201,028
SFS Group AG	117,155	10,594,142
SGS SA, Registered	33,563	73,989,994
Siegfried Holding AG, Registered	24,289	14,458,708
Siemens Energy AG(a)(b)	2,284,149	26,627,732
SIG Group AG	1,604,722	30,847,686
Sika AG, Registered	767,650	173,086,449
Softwareone Holding AG	477,456	5,373,395
Sonova Holding AG, Registered	281,433	66,520,525
St. Galler Kantonalbank AG, Class A, Registered	15,803	7,439,678
Stadler Rail AG(b)	262,256	7,717,059
STMicroelectronics NV	3,574,110	111,133,159
Straumann Holding AG	588,904	56,046,761
Sulzer AG, Registered(b)	124,167	8,281,277
Swatch Group AG (The), Bearer	149,535	33,601,921
Swatch Group AG (The), Registered	282,434	11,799,726
Swiss Life Holding AG, Registered	164,346	79,579,958
Swiss Prime Site AG, Registered	399,661	32,249,814
Swiss Re AG	1,578,660	117,270,380
Swiss Steel Holding AG, Registered(a)	611,337	137,365
Swisscom AG, Registered	134,389	66,359,822
Swissquote Group Holding SA, Registered	71,468	8,465,465
Tecan Group AG, Registered	69,609	25,534,913
Temenos AG, Registered	336,932	20,067,252
Trifork Holding AG(b)	25,695	509,245
TX Group AG	4,563	634,024
u-blox Holding AG	49,309	5,048,463
UBS Group AG, Registered	18,507,452	293,419,955
Valiant Holding AG, Registered	103,199	10,108,080
VAT Group AG(d)	145,871	33,302,525
Vetropack Holding AG, Registered(b)	37,752	1,207,095
Vontobel Holding AG, Registered	180,412	10,151,906
Ypsomed Holding AG, Registered(b)	29,015	4,666,606
Zehnder Group AG, Registered	88,400	4,760,648
Zur Rose Group AG(a)(b)	51,191	1,382,954
Zurich Insurance Group AG	788,565	336,065,802
		7,827,803,870

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 14.8%
3i Group PLC	5,178,734	$68,972,259
888 Holdings PLC	2,055,630	2,187,977
Abcam PLC(a)	1,138,343	17,620,796
abrdn PLC	11,612,597	21,160,237
Admiral Group PLC	948,516	21,935,025
Advanced Medical Solutions Group PLC	1,939,109	6,070,890
AG Barr PLC	621,918	3,204,866
Airtel Africa PLC(d)	4,767,417	6,170,964
AJ Bell PLC	1,465,987	5,452,619
Alliance Pharma PLC	1,107,861	787,957
Alpha FX Group PLC	149,267	3,252,407
Alphawave IP Group PLC(a)	830,555	1,074,398
Anglo American PLC	6,641,218	198,932,374
Antofagasta PLC	2,039,638	27,484,959
AO World PLC(a)(b)	2,054,546	1,053,200
Argo Blockchain PLC(a)(b)	2,334,054	209,933
Ascential PLC(a)	2,255,971	4,968,873
Ashmore Group PLC	2,303,148	5,454,105
Ashtead Group PLC	2,326,227	121,180,190
ASOS PLC(a)(b)	369,879	2,381,726
Associated British Foods PLC	1,902,897	29,493,520
Assura PLC	15,324,439	9,818,574
Aston Martin Lagonda Global Holdings PLC(a)(b)(d)	2,037,317	2,462,029
AstraZeneca PLC	8,163,122	957,796,392
Auction Technology Group PLC(a)	434,407	3,717,763
Auto Trader Group PLC(d)	4,951,318	29,637,465
Avacta Group PLC(a)(b)	1,293,931	1,869,688
Avacta Group PLC, NVS(b)	10,634	3,780
AVEVA Group PLC	660,794	23,648,625
Aviva PLC	14,786,045	70,923,102
Avon Protection PLC	163,915	1,954,967
B&M European Value Retail SA	5,000,739	18,480,647
Babcock International Group PLC(a)	1,386,366	4,379,055
BAE Systems PLC	16,529,842	154,612,917
Bakkavor Group PLC(d)	152,717	159,374
Balfour Beatty PLC	3,522,270	12,061,462
Bank of Georgia Group PLC	205,332	5,003,836
Barclays PLC	88,201,480	149,876,526
Barratt Developments PLC	5,530,564	23,853,795
Beazley PLC	3,167,419	22,716,127
Bellway PLC	658,364	14,001,528
Berkeley Group Holdings PLC	595,705	23,701,517
Biffa PLC(d)	1,546,239	7,295,052
Big Yellow Group PLC	909,372	11,701,398
Bodycote PLC	1,048,868	5,961,282
boohoo Group PLC(a)(b)	5,493,383	2,552,972
Borr Drilling Ltd.(a)	711,800	3,449,010
BP PLC	101,780,660	563,111,803
Breedon Group PLC	7,701,375	4,619,640
Bridgepoint Group PLC(d)	2,632,597	6,016,668
British American Tobacco PLC	11,314,129	446,833,956
British Land Co. PLC (The)	4,666,488	19,575,396
Britvic PLC	1,408,054	11,747,347
BT Group PLC	36,531,989	54,441,081
Bunzl PLC	1,772,424	57,755,309
Burberry Group PLC	2,095,926	43,673,016
Burford Capital Ltd.	1,105,597	8,938,011
Bytes Technology Group PLC	991,962	4,086,193
Capita PLC(a)	9,209,604	2,562,532
Capital & Counties Properties PLC	3,998,975	4,911,630
Security	Shares	Value

United Kingdom (continued)
Capricorn Energy PLC(a)	3,034,648	$8,616,809
Carnival PLC(a)(b)	782,625	6,218,218
Centamin PLC	7,163,636	7,282,511
Central Asia Metals PLC	198,786	486,996
Centrica PLC	30,552,563	26,846,875
Ceres Power Holdings PLC(a)(b)	663,501	2,496,862
Chemring Group PLC	1,441,002	4,995,428
Civitas Social Housing PLC	3,153,786	2,155,589
Clarkson PLC	63,330	2,004,473
Close Brothers Group PLC	752,729	8,480,310
CLS Holdings PLC(b)	945,017	1,550,897
CMC Markets PLC(d)	526,027	1,480,626
CNH Industrial NV	5,349,346	69,204,902
Coats Group PLC	8,137,152	5,645,248
Coca-Cola Europacific Partners PLC	1,073,955	50,529,583
Compass Group PLC	9,320,088	196,297,967
Computacenter PLC	472,013	9,793,620
ContourGlobal PLC(d)	1,023,463	2,962,761
ConvaTec Group PLC(d)	8,491,688	21,248,112
Countryside Partnerships PLC(a)(d)	2,540,498	6,189,293
Craneware PLC	68,368	1,450,481
Cranswick PLC	289,611	9,887,870
Crest Nicholson Holdings PLC	1,770,776	4,104,599
Croda International PLC	740,018	57,328,851
Currys PLC	5,367,329	4,008,736
Custodian Reit PLC	2,195,012	2,227,756
CVS Group PLC	446,314	9,647,435
Darktrace PLC(a)	1,105,372	4,524,503
DCC PLC	518,794	28,793,494
Dechra Pharmaceuticals PLC	581,017	17,466,679
Deliveroo PLC(a)(d)	4,658,633	4,656,539
Derwent London PLC	533,044	13,192,460
Diageo PLC	12,043,976	495,639,256
Diploma PLC	671,397	19,096,454
Direct Line Insurance Group PLC	6,878,957	15,893,392
Diversified Energy Co. PLC	4,685,816	6,760,104
Domino’s Pizza Group PLC	2,382,804	6,162,611
Dr. Martens PLC	3,235,377	9,201,074
Drax Group PLC	2,342,000	13,985,526
DS Smith PLC	7,198,620	24,006,825
Dunelm Group PLC	574,793	5,715,024
easyJet PLC(a)(b)	1,612,123	6,418,965
Elementis PLC(a)	3,563,960	3,767,672
EMIS Group PLC	297,106	6,330,596
Empiric Student Property PLC	1,416,702	1,332,232
Energean PLC	635,530	10,429,493
EnQuest PLC(a)	7,808,523	2,421,560
Entain PLC	3,060,406	44,273,566
Ergomed PLC(a)	225,013	3,161,987
Essentra PLC	1,682,849	4,332,430
Euromoney Institutional Investor PLC	619,557	10,288,840
Experian PLC	4,849,084	154,614,301
FD Technologies PLC(a)(b)	90,031	1,384,527
Ferguson PLC	1,125,534	122,749,241
Ferrexpo PLC	1,645,363	1,929,800
Fevertree Drinks PLC(b)	551,732	6,031,350
Firstgroup PLC	3,840,658	4,611,017
Forterra PLC(d)	770,803	1,931,445
Frasers Group PLC(a)	1,134,124	8,415,379
Frontier Developments PLC(a)(b)	83,794	1,273,294

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Future PLC	636,619	$8,921,961
Games Workshop Group PLC	183,839	13,494,473
Gamma Communications PLC	419,605	5,137,247
GB Group PLC	1,262,728	5,512,178
Genel Energy PLC	792,209	1,153,564
Genuit Group PLC	1,318,165	3,852,250
Genus PLC	371,117	10,846,089
Grainger PLC	4,083,796	10,631,080
Great Portland Estates PLC	1,307,916	7,709,891
Greatland Gold PLC(a)	23,697,143	2,141,459
Greggs PLC	583,020	13,515,238
GSK PLC	21,442,359	351,248,981
Gulf Keystone Petroleum Ltd.	1,119,351	2,683,465
Gym Group PLC (The)(a)(d)	110,545	146,550
Haleon PLC(a)	26,559,471	81,443,324
Halfords Group PLC	1,387,024	2,804,296
Halma PLC	2,015,051	48,863,533
Hammerson PLC(b)	19,523,773	4,280,201
Harbour Energy PLC	2,423,944	10,519,508
Hargreaves Lansdown PLC	1,903,783	16,638,308
Hays PLC	8,604,813	10,849,022
Helical PLC	710,453	2,688,666
Hikma Pharmaceuticals PLC	877,181	12,592,129
Hill & Smith Holdings PLC	436,862	4,938,254
Hiscox Ltd.	1,805,573	18,600,488
Hochschild Mining PLC	1,484,273	906,913
Home Reit PLC	4,128,168	3,981,446
HomeServe PLC	1,595,797	21,719,630
Hotel Chocolat Group PLC(a)(b)	83,407	140,607
Howden Joinery Group PLC	3,089,199	18,197,218
HSBC Holdings PLC	105,976,587	543,877,077
Hunting PLC	1,002,813	3,076,318
Ibstock PLC(d)	2,549,102	4,544,599
IG Group Holdings PLC	2,176,286	19,850,464
IMI PLC	1,367,473	19,263,408
Impact Healthcare Reit PLC	1,622,134	1,945,360
Impax Asset Management Group PLC	308,094	2,363,378
Imperial Brands PLC	4,752,095	115,756,608
Inchcape PLC	2,091,247	17,840,218
Indivior PLC, NVS	747,278	14,154,738
Informa PLC	7,719,146	49,185,761
IntegraFin Holdings PLC	1,638,723	4,735,803
InterContinental Hotels Group PLC	983,468	52,842,427
Intermediate Capital Group PLC	1,542,301	18,780,225
International Distributions Services PLC	3,970,110	9,184,369
Intertek Group PLC	854,456	35,795,681
Investec PLC	3,600,314	18,043,668
IP Group PLC	5,233,903	3,527,239
ITM Power PLC(a)(b)	2,313,966	2,185,932
ITV PLC	18,921,752	14,568,928
IWG PLC(a)	4,025,585	6,084,852
J D Wetherspoon PLC(a)	525,282	2,726,540
J Sainsbury PLC	9,073,681	20,226,076
JD Sports Fashion PLC	13,883,132	15,513,428
JET2 PLC(a)	826,270	8,058,270
John Wood Group PLC(a)	3,594,993	5,780,278
Johnson Matthey PLC	956,373	21,229,178
Johnson Service Group PLC	2,316,732	2,462,879
JTC PLC(d)	311,580	2,506,984
Judges Scientific PLC	4,253	338,487
Security	Shares	Value

United Kingdom (continued)
Jupiter Fund Management PLC	2,503,701	$2,978,794
Just Group PLC	5,723,067	3,801,451
Kainos Group PLC	437,249	6,208,369
Kape Technologies PLC(a)	745,043	1,879,713
Keller Group PLC	465,414	3,351,866
Keywords Studios PLC	392,401	10,851,092
Kier Group PLC(a)	1,527,570	1,047,586
Kingfisher PLC	10,404,781	26,141,309
Lancashire Holdings Ltd.	1,241,891	7,047,899
Land Securities Group PLC	3,752,900	24,539,780
Learning Technologies Group PLC	3,093,272	3,816,962
Legal & General Group PLC	31,565,387	84,445,606
Liontrust Asset Management PLC	298,919	2,927,513
Lloyds Banking Group PLC	363,603,001	174,626,530
London Stock Exchange Group PLC	1,733,869	150,295,220
LondonMetric Property PLC	4,866,703	10,431,137
Luceco PLC(d)	75,894	68,180
LXI REIT PLC	9,209,340	12,856,251
M&G PLC	13,327,790	26,783,846
Man Group PLC/Jersey	7,248,242	18,030,774
Marks & Spencer Group PLC(a)	10,216,677	12,373,165
Marlowe PLC(a)	427,721	3,924,082
Marshalls PLC	1,356,036	3,925,076
Marston’s PLC(a)	4,059,975	1,632,386
Mediclinic International PLC	1,989,396	11,317,121
Melrose Industries PLC	22,887,183	30,700,472
Micro Focus International PLC	1,779,144	10,608,368
Mitchells & Butlers PLC(a)	1,269,687	1,692,615
Mitie Group PLC	7,037,748	5,777,971
Mondi PLC	2,573,112	43,172,875
Moneysupermarket.com Group PLC	2,823,941	5,940,156
Moonpig Group PLC(a)	1,195,356	1,879,089
Morgan Advanced Materials PLC	1,941,214	5,476,411
Morgan Sindall Group PLC	183,759	3,242,439
National Express Group PLC(a)	2,857,343	5,538,987
National Grid PLC	19,184,189	209,013,965
NatWest Group PLC, NVS	27,870,250	75,062,975
NCC Group PLC	1,136,290	2,593,163
Network International Holdings PLC(a)(d)	2,693,046	10,037,247
Next Fifteen Communications Group PLC	431,178	4,341,488
Next PLC	689,177	38,924,457
Ninety One PLC	2,212,003	5,164,770
NMC Health PLC, NVS(c)	475,795	5
Numis Corp. PLC(b)	22,347	46,437
Ocado Group PLC(a)(b)	3,032,126	16,438,047
On the Beach Group PLC(a)(d)	802,578	950,854
OSB Group PLC	2,292,566	10,925,376
Oxford Biomedica PLC(a)	351,440	1,303,806
Oxford Nanopore Technologies PLC(a)(b)	1,726,433	5,200,563
Pagegroup PLC	1,817,687	8,767,375
Pan African Resources PLC	8,909,631	1,725,256
Pantheon Resources PLC(a)(b)	3,620,503	4,154,856
Paragon Banking Group PLC	1,602,374	7,839,648
Pearson PLC	3,464,882	38,297,740
Penno Group PLC	1,373,412	13,198,076
Persimmon PLC	1,711,366	25,608,645
Petrofac Ltd.(a)(b)	2,292,301	2,831,228
Pets at Home Group PLC	2,788,009	9,218,345
Phoenix Group Holdings PLC	4,002,239	24,909,824
Picton Property Income Ltd. (The)	1,076,524	1,061,719

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Playtech PLC(a)	1,282,857	$7,622,931
Polar Capital Holdings PLC	353,718	1,705,731
Premier Foods PLC	2,918,259	3,467,138
Primary Health Properties PLC	6,893,508	8,782,979
Provident Financial PLC	1,276,986	2,391,442
PRS REIT PLC (The)	2,722,139	2,747,138
Prudential PLC	14,482,825	134,540,500
PZ Cussons PLC	1,744,487	3,999,961
QinetiQ Group PLC	3,217,489	13,262,054
Quilter PLC(d)	7,573,557	8,395,261
Rank Group PLC(a)	1,062,738	638,624
Rathbones Group PLC	296,657	6,375,462
Reach PLC	1,502,207	1,582,328
Reckitt Benckiser Group PLC	3,765,431	249,888,898
Redde Northgate PLC	1,557,501	5,947,851
Redrow PLC	1,611,814	7,756,079
Regional REIT Ltd.(d)	244,933	187,634
RELX PLC	10,143,267	272,453,047
Renewi PLC(a)	266,742	1,616,014
Renishaw PLC	205,442	8,243,710
Rentokil Initial PLC	13,200,316	82,371,348
Restaurant Group PLC (The)(a)	4,014,958	1,463,820
Restore PLC	99,682	410,714
Rightmove PLC	4,608,276	25,950,074
Rolls-Royce Holdings PLC(a)	44,096,235	39,548,263
Rotork PLC	4,479,652	13,130,207
RS GROUP PLC	2,478,016	27,266,642
RWS Holdings PLC	1,634,531	5,746,674
S4 Capital PLC(a)	1,480,045	2,981,458
Sabre Insurance Group PLC(d)	744,808	767,023
Safestore Holdings PLC	1,326,345	13,741,438
Saga PLC(a)(b)	546,950	538,801
Sage Group PLC (The)	5,390,631	44,929,455
Savills PLC	901,187	8,514,414
Schroders PLC	3,872,858	17,389,154
Segro PLC	6,509,501	58,585,502
Senior PLC	2,637,874	3,932,646
Serco Group PLC	6,669,278	12,473,400
Serica Energy PLC	1,052,005	3,634,069
Severn Trent PLC	1,340,714	38,478,107
Shaftesbury PLC	1,275,162	5,355,028
Shell PLC	39,183,589	1,085,447,499
SIG PLC(a)	3,591,943	1,285,202
Smart Metering Systems PLC	661,464	5,552,707
Smith & Nephew PLC	4,595,389	54,303,256
Smiths Group PLC	1,943,475	34,812,570
Softcat PLC	792,114	10,177,432
SolGold PLC(a)(b)	4,351,701	798,485
Spectris PLC	571,389	19,803,756
Spirax-Sarco Engineering PLC	386,924	47,681,993
Spire Healthcare Group PLC(a)(d)	1,007,680	2,503,225
Spirent Communications PLC	3,474,140	10,312,621
SSE PLC	5,592,396	99,941,023
SSP Group PLC(a)	4,225,365	9,825,004
St. James’s Place PLC	2,832,642	34,590,937
Standard Chartered PLC	13,177,228	78,730,459
SThree PLC	663,665	2,831,257
Strix Group PLC(b)	482,717	597,866
Subsea 7 SA	1,252,736	12,498,414
Supermarket Income Reit PLC	6,432,502	7,562,117
Security	Shares	Value

United Kingdom (continued)
Synthomer PLC	1,983,865	$2,566,528
Target Healthcare REIT PLC	3,251,684	3,233,069
Tate & Lyle PLC	2,084,913	16,752,654
Taylor Wimpey PLC	18,802,240	20,214,814
TBC Bank Group PLC	211,857	4,577,319
Team17 Group PLC(a)	559,148	2,645,076
Telecom Plus PLC	435,108	10,577,541
Tesco PLC	39,605,007	97,819,633
THG PLC(a)(b)	3,947,610	2,406,783
TI Fluid Systems PLC(d)	1,113,156	1,767,533
TORM PLC, Class A	190,319	5,092,389
TP ICAP Group PLC	4,452,855	9,396,019
Trainline PLC(a)(d)	2,511,113	9,580,906
Travis Perkins PLC	1,086,398	10,239,287
Tritax Big Box REIT PLC	9,962,989	16,019,914
Trustpilot Group PLC(a)(d)	1,188,762	1,478,220
Tullow Oil PLC(a)(b)	5,919,800	2,751,225
Tyman PLC	596,195	1,311,868
UK Commercial Property REIT Ltd.	1,414,011	990,139
Unilever PLC	13,442,657	611,027,089
UNITE Group PLC (The)	1,764,204	18,021,252
United Utilities Group PLC	3,645,678	39,286,521
Urban Logistics REIT PLC	2,465,752	3,718,456
Vesuvius PLC	1,228,941	4,780,512
Victoria PLC(a)(b)	484,571	2,800,757
Victrex PLC	457,360	8,686,539
Virgin Money UK PLC	7,107,607	11,077,780
Vistry Group PLC	1,191,239	8,237,657
Vodafone Group PLC	140,007,167	163,444,614
Volex PLC(b)	624,353	1,772,119
Volution Group PLC	555,045	1,964,709
Warehouse REIT PLC(b)	1,265,928	1,742,119
Watkin Jones PLC	544,303	584,257
Weir Group PLC (The)	1,363,442	23,756,354
WH Smith PLC(a)	724,181	9,790,472
Whitbread PLC	1,069,273	31,470,939
Wickes Group PLC	1,232,230	1,791,837
Wincanton PLC	650,838	2,466,716
Workspace Group PLC	739,875	3,469,038
WPP PLC	5,646,655	49,691,389
Yellow Cake PLC(a)(d)	907,057	4,468,021
YouGov PLC	549,163	5,621,122
Young & Co’s Brewery PLC, Series A	115,233	1,244,845
		11,790,854,155
United States — 0.0%
5E Advanced Materials Inc.(a)(b)	1,319,351	1,688,953
Coronado Global Resources Inc.(d)	3,978,644	4,747,043
		6,435,996

Total Common Stocks — 98.8%
(Cost: $89,050,650,195)		78,956,883,080

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	297,248	21,920,213
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	599,438	61,312,823
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	59,530	2,395,322

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Einhell Germany AG, Preference Shares, NVS	879	$120,538
Fuchs Petrolub SE, Preference Shares, NVS	366,229	10,488,446
Henkel AG & Co. KGaA, Preference Shares, NVS	949,020	59,786,880
Jungheinrich AG, Preference Shares, NVS	283,811	7,053,003
Porsche Automobil Holding SE, Preference
Shares, NVS	805,592	45,010,222
Sartorius AG, Preference Shares, NVS	128,576	45,334,643
Schaeffler AG, Preference Shares, NVS(b)	435,399	2,237,199
Sixt SE, Preference Shares, NVS	80,094	4,665,107
STO SE & Co. KGaA, Preference Shares, NVS	9,178	1,182,207
Volkswagen AG, Preference Shares, NVS	976,080	124,939,546
		386,446,149
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	154,281	2,119,130

Total Preferred Stocks — 0.5%
(Cost: $481,495,764)		388,565,279

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)(a)	53,565	—

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30)(a)(b)	127,842	1

Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.0002)(a)(b)(c)	1,476,448	8,755

Total Warrants — 0.0%
(Cost: $—)		8,756

Total Long-Term Investments — 99.3%
(Cost: $89,532,145,959)		79,345,457,115
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(f)(g)(h)	836,462,045	$836,294,752
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(f)(g)	8,580,000	8,580,000

Total Short-Term Securities — 1.1%
(Cost: $844,863,746)		844,874,752

Total Investments — 100.4%
(Cost: $90,377,009,705)		80,190,331,867

Liabilities in Excess of Other Assets — (0.4)%		(304,292,377)

Net Assets — 100.0%		$79,886,039,490

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$823,172,643	$13,178,474	(a)	$—	$4,830	$(61,195)	$836,294,752	836,462,045	$5,096,147	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,530,000	2,050,000	(a)	—	—	—	8,580,000	8,580,000	67,776		—
					$4,830	$(61,195)	$844,874,752		$5,163,923		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1,126	12/08/22	$145,607	$2,005,163
SPI 200 Index	649	12/15/22	71,235	296,139
Euro STOXX 50 Index	5,351	12/16/22	191,070	7,844,676
FTSE 100 Index	1,455	12/16/22	118,686	(1,614,447)
				$8,531,531

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,015,921,074	$77,934,927,023	$6,034,983	$78,956,883,080
Preferred Stocks	61,312,823	327,252,456	—	388,565,279
Warrants	—	1	8,755	8,756
Money Market Funds	844,874,752	—	—	844,874,752
	$1,922,108,649	$78,262,179,480	$6,043,738	$80,190,331,867
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$10,145,978	$—	$10,145,978
Liabilities
Futures Contracts	—	(1,614,447)	—	(1,614,447)
	$—	$8,531,531	$—	$8,531,531

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	REIT	Real Estate Investment Trust
NVS	Non-Voting Shares	SDR	Swedish Depositary Receipt